                               TIME HORIZON FUNDS
                              --------------------




                                  PORTFOLIO 1
                                  PORTFOLIO 2
                                  PORTFOLIO 3






                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1997



                           [TIME HORIZON FUNDS LOGO]


                                NOT FDIC INSURED

                               TIME HORIZON FUNDS
                   103 Bellevue Parkway, Wilmington, DE 19809
                                 1-800-247-9728

              MANAGER                         INDEPENDENT AUDITORS
 Bank of America National Trust and            Ernst & Young, LLP
        Savings Association                   515 S. Flower Street
       555 California Street                 Los Angeles, CA 90071
      San Francisco, CA 94104

            DISTRIBUTOR                           FUND COUNSEL
    Provident Distributors, Inc.             Vedder, Price, Kaufman
    Four Falls Corporate Center                    & Kammholz
             6th Floor                       222 N. LaSalle Street
     W. Conshohocken, PA 19428                 Chicago, IL 60601

FUND SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY, NOR ARE THEY OBLIGATIONS OF OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Time Horizon Funds are sponsored and distributed by Provident Distributors, Inc., which is unaffiliated with Bank of America. Bank of America serves as manager and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectus.

This material must be preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------
                  INVESTMENTS IN THE TIME HORIZON FUNDS ARE NOT BANK
NOT               DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,
FDIC              BANK OF AMERICA OR ANY OF ITS AFFILIATES. MUTUAL FUNDS
INSURED           ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE
                  LOSS OF THE PRINCIPAL AMOUNT INVESTED.
---------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

   ..................................

                                                                        Contents

                                     UNDERSTANDING YOUR
                                       SHAREHOLDER REPORT                 2-4

                                     TIME HORIZON FUND FACTS                5

                                     LETTER FROM THE MANAGER                6

                                     SCHEDULES OF PORTFOLIO
                                       INVESTMENTS                       7-36

                                     STATEMENTS OF ASSETS
                                       AND LIABILITIES                     37

                                     STATEMENTS OF OPERATIONS              38

                                     STATEMENTS OF CHANGES
                                       IN NET ASSETS                    39-40

                                     NOTES TO FINANCIAL STATEMENTS      41-49

                                     FINANCIAL HIGHLIGHTS               50-58

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the
information from the report.

The TABLE OF CONTENTS helps you locate
the information you want.

The LETTER FROM THE MANAGER
provides a brief overview of the
economy and how it affects the
financial markets.

                                                                       [ARTWORK]

The financial statements summarize and describe the Funds' financial transactions. They are broken down into four different statements, which are illustrated below:

The SCHEDULES OF PORTFOLIO INVESTMENTS list each investment holding in the Funds as of the date of the financial statements. Investments may be grouped by category (by industry or security type, for example). The percentage of each Fund's net assets represented by these groupings is also disclosed.

                                 TYPE OF SECURITY

                                 INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                 NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                 PORTFOLIO HOLDINGS WITH SHARES AND MARKET VALUE AS OF REPORT DATE

[ARTWORK]

The STATEMENTS OF ASSETS AND LIABILITIES list all the assets and liabilities of the Funds as of the date of the Statements. This is an individual fund's "balance sheet." Also disclosed in the Statements are the Funds' net asset values per share and their maximum offering prices per share as of the date of the Statements. The Statements also list the accounts that comprise the Funds' net assets (capital stock, undistributed income, etc.).

                                 SUMMARY OF THE FUND'S INVESTMENTS AND ALL OTHER ASSETS
                                 OWNED BY THE FUND, INCLUDING AMOUNTS OWED TO
                                 THE FUND BY OUTSIDE PARTIES

                                 SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                 NET RESULTS OF ASSETS LESS LIABILITIES

                                 THE MARKET VALUE OF THE FUND'S TOTAL NET ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

[ARTWORK]

The STATEMENTS OF OPERATIONS show the amount of dividend and interest income earned from each Fund's investments, the expenses incurred by the Funds from their operations and any gains or losses, both realized and unrealized, by the Funds from holding and/or selling any investments.

                                 INCOME EARNED FROM THE FUND'S INVESTMENTS

                                 OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                 GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                 NET CHANGE IN NET ASSETS DUE TO FUND OPERATIONS
[ARTWORK]

The STATEMENTS OF CHANGES IN NET ASSETS show the changes in the net assets of the Funds during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                 OPERATIONS: SEE STATEMENTS OF OPERATIONS

                                 DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                 DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                 PERIODS

                                 NET REALIZED GAINS: TOTAL REALIZED GAINS
                                 DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                 FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[ARTWORK]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the Statements listed above. These footnotes include information on accounting methods used by the Funds, contractual arrangements between the Funds and their service providers, certain transactions effected by the Funds and other general information about the Funds.

The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Funds. It also shows key data and ratios such as the total investment return for each period, the portfolio turnover rate for the Funds, the ratio of expenses to average net assets, the ratio of net investment income to average net assets, and the average commission rate paid on portfolio transactions.

TIME HORIZON FUND FACTS

    The Time Horizon Funds offer three asset allocation funds that target specific investment time horizons, shown below. Each Fund seeks to provide long-term investors maximum total return over its stated time period, while also increasingly emphasizing capital preservation as the Fund approaches its target time horizon.

    To accomplish this, the investment management team invests in a combination of stocks, bonds and a small amount of cash. The mix among these asset categories will change according to current market conditions, as well as to how close each Fund is to its target time horizon. By selecting the Time Horizon Fund that most closely matches the expected timing of major investment goals, such as sending a child to college, retirement or purchasing a home, you'll be investing in a portfolio of investments that is managed with a time horizon similar to that of your own goals. Of course, no mutual fund can guarantee that an investor's goals will be met.

                               PORTFOLIO 1          PORTFOLIO 2          PORTFOLIO 3
      TIME HORIZON                2005                 2015                 2025
----------------------------------------------------------------------------------------

ASSET ALLOCATION(1)
(AS OF 12/31/97)                [ARTWORK]            [ARTWORK]            [ARTWORK]
----------------------------------------------------------------------------------------
CURRENT ALLOCATION RANGES(2)
    STOCKS                       15%-45%              30%-70%             40%-100%
    BONDS                        55%-85%              30%-70%              0%-60%

CURRENT TARGET
ASSET ALLOCATION                [ARTWORK]            [ARTWORK]            [ARTWORK]
----------------------------------------------------------------------------------------

------------------------------

(1) The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

(2) Under normal market conditions, each portfolio is currently managed within the strategic asset allocation ranges shown, based on the Portfolio Manager's evaluation of the anticipated returns and risks for the various asset classes in the near term. The portfolio will change its focus over time, increasingly emphasizing capital preservation as it nears its target time horizon. After a portfolio reaches its time horizon target date, it is anticipated that it will continue to be managed with a predominant emphasis on capital preservation.

LETTER  FROM  THE  MANAGER

Dear Shareholder,

    We are pleased to share with you the semi-annual report dated December 31, 1997, for the Time Horizon Funds. As of this date, total combined net assets in Time Horizon Funds Portfolio 1, 2 and 3 were $140.1 million. This represents a net asset increase of more than 34% compared to December 31, 1996.

    Investment returns in the Funds for the six month period ending December 31, 1997 were 6.22%, 5.12%, and 5.83%, for the A Shares, B Shares and K Shares, respectively, of Portfolio 1, 6.60%, 5.64% and 6.25% for the A Shares, B Shares and K Shares, respectively, of Portfolio 2 and 8.01%, 6.95% and 7.70% for the A Shares, B Shares and K Shares, respectively, of Portfolio 3. These returns were influenced more by the bond market, especially during the last three months of the year, than in some previous periods. In fact, the bond market, as measured by the Lehman Brothers Aggregate Index, outperformed the Standard & Poors 500 Index for the fourth quarter.

    The Funds continued to pursue their long term total return objectives through diversified investments in four main asset classes: U.S. stocks, foreign stocks, bonds and cash. As of December 31, 1997, Time Horizon Portfolio 1's asset mix was 63 percent Bonds, 31 percent Equity, 5 percent Foreign Equity and 1 percent Cash. Time Horizon Portfolio 2 was 48 percent Bonds, 42 percent Equity, 8 percent Foreign Equity and 2 percent Cash. Time Horizon Portfolio 3 was 30 percent Bonds, 61 percent Equity, 8 percent Foreign Equity and 1 percent Cash. Each Fund's asset mix as described above reflects shareholders' current time horizons: approximately the year 2005, 2015 and 2025 for Time Horizon Portfolio 1, Portfolio 2, and Portfolio 3, respectively.

    Thank you for your support of Time Horizon Funds and we look forward to helping you meet your investment objectives during 1998 and beyond.

Sincerely,

/s/ Dave R. Johnsen
David R. Johnsen

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
COMMON STOCKS -- 31.0%
AEROSPACE/DEFENSE -- 0.6%
  Aeroquip-Vickers, Inc....................................         500    $    24,531
  Crane Co.................................................         900         39,037
  General Dynamics Corp....................................         500         43,219
  Raytheon Co.*............................................          63          3,145
  Thiokol Corp.............................................         500         40,625
  United Technologies Corp.................................       1,200         87,375
                                                                           -----------
                                                                               237,932
                                                                           -----------
AIRLINES -- 0.3%
  Airborne Freight Corp....................................         400         24,850
  AMR Corp.*...............................................         400         51,400
  UAL Corp.*...............................................         400         37,000
                                                                           -----------
                                                                               113,250
                                                                           -----------
AUTOMOTIVE -- 0.6%
  Arvin Industries, Inc....................................         900         29,981
  Dana Corp................................................         900         42,750
  Ford Motor Co............................................       2,700        131,456
  General Motors Corp......................................         500         30,312
  Lear Corp.*..............................................         500         23,750
                                                                           -----------
                                                                               258,249
                                                                           -----------
BANKS -- 3.1%
  AmSouth Bancorporation...................................       1,200         65,175
  Bankers Trust New York Corp. ............................         700         78,706
  Barnett Banks, Inc. .....................................       1,700        122,187
  Chase Manhattan Corp. ...................................         500         54,750
  Citicorp.................................................         500         63,219
  City National Corp.......................................       1,100         40,631
  Comerica, Inc............................................         700         63,175
  First of America Bank Corp...............................       1,300        100,262
  First Chicago NBD Corp...................................         800         66,800
  First Union Corp.........................................       1,300         66,625
  Fleet Financial Group, Inc...............................       1,400        104,912
  Marshall & Ilsley Corp...................................       1,000         62,125
  Mellon Bank Corp.........................................       1,900        115,187
  Mercantile Bankshares Corp...............................       1,250         48,906
  Northern Trust Corp. ....................................       1,100         76,725
  Regions Financial Corp...................................       1,200         50,625
  State Street Corp........................................       1,300         75,644
                                                                           -----------
                                                                             1,255,654
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
BEVERAGES -- 0.8%
  Anheuser-Busch Cos., Inc.................................         700    $    30,800
  Coca-Cola Co.............................................       2,200        146,575
  Coca-Cola Enterprises, Inc...............................         800         28,450
  Coors, (Adolph) Co. Class B..............................         700         23,275
  PepsiCo, Inc.............................................       2,100         76,519
                                                                           -----------
                                                                               305,619
                                                                           -----------
BUILDING MATERIALS -- 0.6%
  Centex Corp..............................................         500         31,469
  DQE, Inc.................................................       1,050         36,881
  Hon Industries, Inc......................................         100          5,900
  Miller (Herman), Inc.....................................         900         49,106
  Southdown, Inc...........................................       1,100         64,900
  Timken Co................................................       1,100         37,813
                                                                           -----------
                                                                               226,069
                                                                           -----------
CHEMICALS -- 1.0%
  Cytec Industries, Inc.*..................................       1,000         46,937
  Dow Chemical Co..........................................         800         81,200
  Du Pont, (E.I.) de Nemours & Co..........................       2,200        132,137
  Goodrich (B.F.) Co.......................................         500         20,719
  Lubrizol Corp............................................       1,400         51,625
  Lyondell Petrochemical Co................................       1,600         42,400
  Solutia, Inc.............................................       1,500         40,031
                                                                           -----------
                                                                               415,049
                                                                           -----------
CLOTHING & APPAREL -- 0.1%
  Tommy Hilfiger Corp.*....................................         800         28,100
                                                                           -----------
COMMERCIAL SERVICES -- 0.5%
  AccuStaff, Inc.*.........................................       1,200         27,600
  ACNielsen Corp.*.........................................       1,300         31,687
  Omnicom Group............................................       2,200         93,225
  Pittston Brink's Group...................................         900         36,225
                                                                           -----------
                                                                               188,737
                                                                           -----------
COMPUTER SOFTWARE & SERVICES --1.5%
  Adaptec, Inc.*...........................................         900         33,412
  BMC Software, Inc.*......................................       1,100         72,187
  Cadence Design Systems, Inc.*............................       2,000         49,000
  Compuware Corp.*.........................................       1,900         60,800
  EMC Corp.*...............................................       1,200         32,925
  HBO & Co.................................................       2,600        124,800
  Microsoft Corp.*.........................................       1,700        219,725
  Network Associates, Inc.*................................         200         10,556
  Parametric Technology Corp.*.............................         500         23,687
                                                                           -----------
                                                                               627,092
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
COMPUTERS -- 0.7%
  Compaq Computer Corp.....................................       2,100    $   118,519
  International Business Machines Corp.....................       1,100        115,019
  Lexmark International Group, Inc.*.......................       1,000         38,000
                                                                           -----------
                                                                               271,538
                                                                           -----------
COSMETICS & TOILETRIES -- 0.8%
  Clorox Co................................................       1,100         86,969
  Dial Corp................................................       2,000         41,625
  Kimberly-Clark Corp......................................         900         44,381
  Procter & Gamble Co......................................       2,000        159,625
                                                                           -----------
                                                                               332,600
                                                                           -----------
ELECTRICAL EQUIPMENT -- 0.8%
  CMS Energy Corp..........................................       2,000         88,125
  General Electric Co......................................       3,300        242,137
                                                                           -----------
                                                                               330,262
                                                                           -----------
ENERGY SERVICES -- 0.5%
  Camco International, Inc.................................         300         19,106
  Input/Output, Inc.*......................................         500         14,844
  Smith International, Inc.*...............................         400         24,550
  Tidewater, Inc...........................................       2,600        143,325
                                                                           -----------
                                                                               201,825
                                                                           -----------
ENTERTAINMENT -- 0.6%
  Callaway Golf Co.........................................       1,300         37,131
  King World Productions, Inc..............................         900         51,975
  Polaris Industries, Inc..................................         900         27,506
  Walt Disney Co...........................................       1,119        110,851
                                                                           -----------
                                                                               227,463
                                                                           -----------
ENVIRONMENTAL SERVICES -- 0.1%
  Browning-Ferris Industries, Inc..........................       1,600         59,200
                                                                           -----------
FINANCIAL SERVICES -- 1.0%
  Franklin Resources, Inc..................................         500         43,469
  Morgan Stanley Dean Witter Discover & Co.................       2,400        141,900
  Paine Webber Group, Inc..................................       2,050         70,853
  Southtrust Corp..........................................       1,100         69,781
  Travelers Group, Inc.....................................       1,850         99,669
                                                                           -----------
                                                                               425,672
                                                                           -----------
FOOD & RELATED -- 0.9%
  ConAgra, Inc.............................................       2,500         82,031
  Dean Foods Co............................................       1,100         65,450
  Interstate Bakeries Corp.................................       1,200         44,850
  Kellogg Co...............................................       1,500         74,437
  Quaker Oats Co...........................................       1,300         68,575
  Smithfield Foods, Inc.*..................................         700         23,100
                                                                           -----------
                                                                               358,443
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
HOTEL & MOTELS -- 0.2%
  Marriott International, Inc..............................         600    $    41,550
  Promus Hotel Corp........................................         647         27,195
                                                                           -----------
                                                                                68,745
                                                                           -----------
INSURANCE -- 1.2%
  Allstate Corp............................................       1,100         99,962
  AMBAC Financial Group....................................         700         32,200
  American General Corp....................................       1,200         64,875
  Conseco, Inc.............................................       1,700         77,244
  Equitable Companies, Inc.................................       1,700         84,575
  Healthcare COMPARE Corp.*................................         800         40,900
  SunAmerica, Inc..........................................         950         40,612
  Torchmark Corp...........................................       1,400         58,887
                                                                           -----------
                                                                               499,255
                                                                           -----------
MACHINERY & EQUIPMENT -- 0.5%
  AGCO Corp................................................         900         26,325
  Caterpillar, Inc.........................................         900         43,706
  Ingersoll-Rand Co........................................         850         34,425
  Kaydon Corp..............................................         800         26,100
  Parker-Hannifin Corp.....................................       1,000         45,875
  Precision Castparts Corp.................................         800         48,250
                                                                           -----------
                                                                               224,681
                                                                           -----------
MEDICAL EQUIPMENT -- 0.8%
  Abbott Laboratories......................................       1,300         85,231
  Biomet, Inc..............................................       2,900         74,313
  Hillenbrand Industries, Inc..............................         400         20,475
  Johnson & Johnson Co.....................................       1,600        105,400
  Stryker Corp.............................................         800         29,800
                                                                           -----------
                                                                               315,219
                                                                           -----------
MEDICAL HOSPITAL & MANAGEMENT SERVICES -- 0.4%
  Health Care & Retirement Corp.*..........................       1,050         42,263
  Health Management Associates, Inc.*......................       1,000         25,250
  PhyCor, Inc.*............................................       1,500         40,500
  Tenet Healthcare Corp.*..................................       1,100         36,438
                                                                           -----------
                                                                               144,451
                                                                           -----------
METALS & MINING -- 0.3%
  Aluminum Company of America..............................         700         49,262
  Martin Marietta Materials, Inc...........................       1,100         40,219
  USX-U.S. Steel Group, Inc................................       1,300         40,625
                                                                           -----------
                                                                               130,106
                                                                           -----------
MULTI-INDUSTRY -- 0.5%
  Dover Corp...............................................       2,000         72,250
  Tyco International Ltd...................................       2,600        117,162
                                                                           -----------
                                                                               189,412
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
OIL (DOMESTIC) -- 0.4%
  Murphy Oil Corp..........................................         500    $    27,094
  Philips Petroleum Co.....................................       1,500         72,938
  USX -- Marathon Group....................................       2,100         70,875
                                                                           -----------
                                                                               170,907
                                                                           -----------
OIL (INTERNATIONAL) -- 1.1%
  Chevron Corp.............................................       1,400        107,800
  Exxon Corp...............................................       2,700        165,206
  Mobil Corp...............................................       1,400        101,063
  Royal Dutch Petroleum Co.................................       1,400         75,863
                                                                           -----------
                                                                               449,932
                                                                           -----------
PAPER & FOREST PRODUCTS -- 0.4%
  Bowater, Inc.............................................       1,200         53,325
  Fort James Corp..........................................       1,600         61,200
  Owens-Illinois, Inc.*....................................       1,100         41,731
                                                                           -----------
                                                                               156,256
                                                                           -----------
PHARMACEUTICALS -- 2.0%
  Bristol-Meyers Squibb Co.................................       1,700        160,863
  Cardinal Health, Inc.....................................         600         45,075
  Dura Pharmaceuticals, Inc.*..............................         600         27,525
  Lilly, (Eli) & Co........................................       1,200         83,550
  Merck & Co., Inc.........................................       1,300        138,125
  Mylan Laboratories, Inc..................................       1,400         29,313
  Pfizer, Inc..............................................       1,500        111,844
  Schering-Plough Corp.....................................       2,300        142,888
  Watson Pharmaceuticals, Inc.*............................       1,700         55,144
                                                                           -----------
                                                                               794,327
                                                                           -----------
PRINTING & PUBLISHING -- 0.4%
  Houghton Mifflin Co......................................         600         23,025
  McGraw-Hill Cos., Inc....................................         600         44,400
  New York Times Co. Class A...............................         700         46,288
  Washington Post Class B..................................          70         34,055
                                                                           -----------
                                                                               147,768
                                                                           -----------
RESTAURANTS -- 0.2%
  Bob Evans Farms, Inc.....................................         900         19,912
  Papa John's International, Inc.*.........................         800         27,900
  Tricon Global Restaurants, Inc.*.........................         850         24,703
                                                                           -----------
                                                                                72,515
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
RETAIL & MERCHANDISING -- 1.9%
  Bed, Bath & Beyond, Inc.*................................       1,500    $    57,750
  Best Buy Company, Inc.*..................................         700         25,812
  Cendant Corp.*...........................................       1,600         55,000
  CompUSA, Inc.*...........................................       1,000         31,000
  Dayton Hudson Corp.......................................       1,100         74,250
  Home Depot, Inc..........................................       2,150        126,581
  Jones Apparel Group, Inc.*...............................         900         38,700
  OfficeMax, Inc.*.........................................       2,800         39,900
  Payless ShoeSource, Inc.*................................         600         40,275
  Ross Stores, Inc.........................................       1,200         43,650
  Safeway, Inc.*...........................................         800         50,600
  TJX Companies, Inc.......................................       3,900        134,063
  U.S. Office Products Co.*................................       1,650         32,381
                                                                           -----------
                                                                               749,962
                                                                           -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 1.4%
  AMP, Inc.................................................         700         29,400
  Applied Materials, Inc.*.................................       1,600         48,200
  Dell Computer Corp.*.....................................       1,500        126,000
  Harris Corp..............................................       1,300         59,638
  KLA-Tencor Corp.*........................................         500         19,312
  Linear Technology Corp...................................       1,400         80,675
  Maxim Integrated Products, Inc.*.........................       2,600         89,700
  SCI Systems, Inc.*.......................................         600         26,137
  Solectron Corp.*.........................................         800         33,250
  Storage Technology Corp.*................................         700         43,356
  Teradyne, Inc.*..........................................         400         12,800
                                                                           -----------
                                                                               568,468
                                                                           -----------
TELECOMMUNICATIONS -- 0.7%
  ADC Telecommunications, Inc.*............................       1,100         45,925
  Cisco Systems, Inc.*.....................................       1,600         89,200
  Lucent Technologies, Inc.................................       1,000         79,875
  Tellabs, Inc.*...........................................       1,200         63,450
                                                                           -----------
                                                                               278,450
                                                                           -----------
TOBACCO -- 0.4%
  Philip Morris Companies, Inc.............................       3,100        140,469
  Universal Corp...........................................         400         16,450
                                                                           -----------
                                                                               156,919
                                                                           -----------
TRANSPORTATION -- 0.2%
  Burlington Northern Santa Fe Corp........................         300         27,881
  CNF Transportation, Inc..................................         700         26,863
  Trinity Industries, Inc..................................         800         35,700
                                                                           -----------
                                                                                90,444
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
UTILITIES - ELECTRIC -- 1.4%
  Boston Edison Co.........................................       1,800    $    68,175
  Ensco International, Inc.................................       1,400         46,900
  FPL Group, Inc...........................................       2,300        136,131
  GPU, Inc.................................................       3,900        164,288
  New York State Electric & Gas Corp.......................       1,500         53,250
  NIPSCO Industries, Inc...................................       1,000         49,437
  Public Service Co. of New Mexico.........................       2,300         54,481
                                                                           -----------
                                                                               572,662
                                                                           -----------
UTILITIES - GAS & PIPELINE -- 0.5%
  Columbia Gas System, Inc.................................         700         54,994
  MCN Corp.................................................       1,300         52,488
  NICOR, Inc...............................................       1,000         42,188
  Valero Energy Corp.......................................       1,800         56,588
                                                                           -----------
                                                                               206,258
                                                                           -----------
UTILITIES - TELEPHONE -- 1.6%
  Ameritech Corp...........................................       1,100         88,550
  AT&T Corp................................................       1,800        110,250
  Bell Atlantic Corp.......................................       1,300        118,300
  BellSouth Corp...........................................       1,900        106,994
  LCI International, Inc.*.................................       2,600         79,950
  Southern New England Telecommunications Corp.............         700         35,219
  U.S. WEST Communications Group...........................       1,500         67,688
  WorldCom, Inc.*..........................................       1,900         57,475
                                                                           -----------
                                                                               664,426
                                                                           -----------
TOTAL COMMON STOCK (COST -- $9,458,891)....................                 12,513,917
                                                                           -----------
INVESTMENT COMPANIES -- 4.6%
  T-Rowe Price Associates, Inc.............................         800         50,300
  T-Rowe Price Foreign Equity Fund.........................      70,100      1,116,693
  T-Rowe Price International Equity Fund...................      50,500        680,235
                                                                           -----------
TOTAL INVESTMENT COMPANIES (COST -- $1,816,197)............                  1,847,228
                                                                           -----------

                                                                 PAR
                                                                (000)
                                                             -----------
ASSET BACKED SECURITIES -- 2.1%
  Consumer Portfolio Services
    6.100%, 12/15/02.......................................  $      425        424,246
  First USA Credit Card Master Trust, Series 1997-6, Class
    A
    6.420%, 03/17/05.......................................         400        404,624
                                                                           -----------
TOTAL ASSET BACKED SECURITIES (COST -- $823,702)...........                    828,870
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR         MARKET
                   SECURITY DESCRIPTION                         (000)         VALUE
                   --------------------                      -----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.5%
  Chase Credit Card Master Trust, Series 1997-2
    6.300%, 04/15/03.......................................  $      500    $   504,864
  Chase Manhattan Credit Card Master Trust, Series 1996-4
    6.730%, 02/15/06.......................................         500        505,347
                                                                           -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST -- $1,008,962).....................................                  1,010,211
                                                                           -----------
CORPORATE BONDS -- 19.9%
BANKS -- 1.7%
  Banc One Corp., 6.375%, 10/01/02.........................         525        525,000
  Norwest Corp., 6.550%, 12/01/06..........................         175        176,094
                                                                           -----------
                                                                               701,094
                                                                           -----------
COMPUTERS -- 1.2%
  International Business Machines Corp., 6.375%,
    06/15/00...............................................         500        503,750
                                                                           -----------
ELECTRICAL EQUIPMENT -- 1.3%
  Honeywell, Inc., 6.750%, 03/15/02........................         500        508,750
                                                                           -----------
FINANCIAL SERVICES -- 8.2%
  Bear Stearns Co., 6.750%, 05/01/01.......................         400        408,000
  Chrysler Financial Corp., 6.950%, 03/25/02...............         500        511,875
  General Motors Acceptance Corp., 6.750%, 02/07/02........         250        254,688
  Household Finance Corp., 6.875%, 03/01/07................         250        257,500
  Household Netherlands BV, 6.125%, 03/01/03...............         200        197,000
  International Lease Finance Corp., 6.875%, 05/01/01......         500        509,375
  Merrill Lynch & Co., Inc., 6.000%, 01/15/01..............         350        348,688
  Morgan Stanley Group, Inc., 8.100%, 06/24/02.............         750        803,438
                                                                           -----------
                                                                             3,290,564
                                                                           -----------
FOOD & RELATED -- 0.5%
  Heinz Co., 6.875%, 01/15/03..............................         200        205,000
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR         MARKET
                   SECURITY DESCRIPTION                         (000)         VALUE
                   --------------------                      -----------   -----------
INDUSTRIAL GOODS & SERVICES -- 1.2%
  Xerox Corp., 5.545%, 07/22/37............................  $      500    $   500,625
                                                                           -----------
PHARMACEUTICALS -- 1.3%
  Smithkline Beecham Corp., 6.625%, 10/01/01...............         500        509,375
                                                                           -----------
RETAIL - GENERAL MERCHANDISE -- 2.1%
  Sears Roebuck Acceptance Corp., 6.150%, 11/15/05.........         500        500,000
  Wal-Mart Stores, Inc., 7.250%, 06/01/13..................         305        329,019
                                                                           -----------
                                                                               829,019
                                                                           -----------
TELECOMMUNICATIONS -- 0.8%
  AT&T Corp., 8.625%, 12/01/31.............................         300        331,500
                                                                           -----------
TOBACCO -- 0.9%
  Philip Morris Co., Inc., 7.500%, 01/15/02................         350        361,813
                                                                           -----------
UTILITIES - ELECTRIC -- 0.7%
  Southern California Edison Note, 6.500%, 06/01/01........         265        267,319
                                                                           -----------
TOTAL CORPORATE BONDS (COST -- $7,859,087).................                  8,008,809
                                                                           -----------
MEDIUM TERM NOTES -- 1.2%
  Banc One Auto Grantor Trust, Series 97-B, Class A
    6.290%, 07/20/04 (Cost -- $499,968)....................         500        500,000
                                                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.3%
FEDERAL HOME LOAN MORTGAGE COPORATION -- 1.2%
  Federal Home Loan Mortgage Corporation
    8.000%, 01/01/04.......................................         157        161,858
    7.000%, 05/01/04.......................................         339        343,752
                                                                           -----------
                                                                               505,610
                                                                           -----------
FEDERAL NATIONAL MORTGAGE ASSOCATION -- 7.6%
  Federal National Mortgage Association
    7.500%, 06/01/03.......................................         375        382,817
    7.000%, 06/01/04.......................................         373        377,812
    6.480%, 06/28/04.......................................         750        769,380
    6.500%, 01/01/06.......................................         329        325,232
    7.500%, 10/01/11.......................................         645        661,291
    5.500%, 12/25/14.......................................         551        548,450
                                                                           -----------
                                                                             3,064,982
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR         MARKET
                   SECURITY DESCRIPTION                         (000)         VALUE
                   --------------------                      -----------   -----------
TENNESSEE VALLEY AUTHORITY DEBENTURES -- 0.5%
  Tennessee Valley Authority Debentures
    5.980%, 04/01/36.......................................  $      200    $   200,250
                                                                           -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST -- $3,716,059).....................................                  3,770,842
                                                                           -----------
U.S. TREASURY OBLIGATIONS -- 29.2%
  U.S. TREASURY BILLS--1.0%
    5.120%, 01/22/98.......................................          18         17,946
    5.380%, 01/22/98.......................................          10          9,969
    5.150%, 02/26/98.......................................          75         74,399
    5.200%, 02/26/98.......................................         217        215,245
    5.270%, 02/26/98.......................................          94         93,265
                                                                           -----------
                                                                               410,824
                                                                           -----------
  U.S. TREASURY NOTES -- 28.2%
    5.625%, 01/31/98.......................................         350        350,052
    5.375%, 05/31/98.......................................       2,375      2,373,646
    6.750%, 05/31/99.......................................         775        786,377
    5.875%, 11/15/99.......................................       1,000      1,003,500
    6.250%, 08/31/00.......................................         542        549,084
    6.125%, 09/30/00.......................................         290        292,912
    5.250%, 01/31/01.......................................       1,000        987,501
    6.250%, 02/15/03.......................................       1,415      1,446,866
    6.625%, 02/15/03.......................................         200        205,468
    6.500%, 05/15/05.......................................         750        781,492
    6.375%, 05/15/06.......................................       1,550      1,564,477
    6.250%, 02/15/07.......................................       1,000      1,031,530
                                                                           -----------
                                                                            11,372,905
                                                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST -- $11,667,542)......                 11,783,729
                                                                           -----------
TOTAL INVESTMENTS -- 99.8% (COST -- $36,850,408)(a)........                 40,263,606
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%..............                     79,587
                                                                           -----------
NET ASSETS -- 100.0%.......................................                $40,343,193
                                                                           ===========
Percentages indicated are based on net assets of
  $40,343,193.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax purposes
    by the amount of losses recognized for financial
    reporting purposes in excess of federal income tax
    reporting of approximately $8,709. Cost for federal
    income tax purposes differs from value by net
    unrealized appreciation of securities as follows:
    Unrealized appreciation................................  $3,512,244
    Unrealized depreciation................................    (107,755)
                                                             ----------
    Net unrealized appreciation............................  $3,404,489
                                                             ==========

 * Non-income producing securities.
---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
COMMON STOCKS -- 41.6%
AEROSPACE/DEFENSE -- 0.8%
  Aeroquip-Vickers, Inc.....................................         800   $    39,250
  Crane Co..................................................       1,400        60,725
  General Dynamics Corp. ...................................         700        60,506
  Raytheon Co.*.............................................          51         2,516
  Thiokol Corp. ............................................         900        73,125
  United Technologies Corp. ................................       1,800       131,062
                                                                           -----------
                                                                               367,184
                                                                           -----------
AIRLINES -- 0.3%
  Airborne Freight Corp. ...................................         600        37,275
  AMR Corp.*................................................         500        64,250
  UAL Corp.*................................................         500        46,250
                                                                           -----------
                                                                               147,775
                                                                           -----------
AUTOMOTIVE -- 0.8%
  Arvin Industries, Inc. ...................................       1,500        49,969
  Dana Corp. ...............................................       1,300        61,750
  Ford Motor Co. ...........................................       4,000       194,750
  General Motors Corp. .....................................         800        48,500
  Lear Corp.*...............................................         800        38,000
                                                                           -----------
                                                                               392,969
                                                                           -----------
BANKS -- 4.1%
  AmSouth Bancorporation....................................       1,950       105,909
  Bankers Trust New York Corp. .............................       1,000       112,437
  Barnett Banks, Inc. ......................................       2,600       186,875
  Chase Manhattan Corp. ....................................         500        54,750
  Citicorp..................................................         700        88,506
  City National Corp. ......................................       1,900        70,181
  Comerica, Inc. ...........................................       1,000        90,250
  First of America Bank Corp. ..............................       2,200       169,675
  First Chicago NBD Corp. ..................................       1,200       100,200
  First Union Corp. ........................................       1,900        97,375
  Fleet Financial Group, Inc. ..............................       2,000       149,875
  Marshall & Ilsley Corp. ..................................       1,900       118,037
  Mellon Bank Corp. ........................................       2,800       169,750
  Mercantile Bankshares Corp. ..............................       2,050        80,206
  Northern Trust Corp. .....................................       1,900       132,525
  Regions Financial Corp. ..................................       1,900        80,156
  State Street Corp. .......................................       2,000       116,375
                                                                           -----------
                                                                             1,923,082
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
BEVERAGES -- 1.0%
  Anheuser-Busch Cos., Inc. ................................       1,100   $    48,400
  Coca-Cola Co. ............................................       3,200       213,200
  Coca-Cola Enterprises, Inc. ..............................       1,300        46,231
  Coors, (Adolph) Co. Class B...............................       1,200        39,900
  PepsiCo, Inc. ............................................       3,200       116,600
                                                                           -----------
                                                                               464,331
                                                                           -----------
BUILDING MATERIALS -- 0.8%
  Centex Corp. .............................................         800        50,350
  DQE, Inc. ................................................       1,850        64,981
  Hon Industries, Inc. .....................................         300        17,700
  Miller (Herman), Inc. ....................................       1,500        81,844
  Southdown, Inc. ..........................................       2,000       118,000
  Timken Co. ...............................................       1,800        61,875
                                                                           -----------
                                                                               394,750
                                                                           -----------
CHEMICALS -- 1.4%
  Cytec Industries, Inc.*...................................       1,700        79,794
  Dow Chemical Co. .........................................       1,300       131,950
  Du Pont, (E.I.) de Nemours & Co. .........................       3,300       198,206
  Goodrich (B.F.) Co. ......................................         700        29,006
  Lubrizol Corp. ...........................................       2,400        88,500
  Lyondell Petrochemical Co. ...............................       2,700        71,550
  Solutia, Inc. ............................................       2,400        64,050
                                                                           -----------
                                                                               663,056
                                                                           -----------
CLOTHING & APPAREL -- 0.1%
  Tommy Hilfiger Corp.*.....................................       1,100        38,637
                                                                           -----------
COMMERCIAL SERVICES -- 0.7%
  AccuStaff, Inc.*..........................................       2,200        50,600
  ACNielsen Corp.*..........................................       2,300        56,062
  Omnicom Group.............................................       3,800       161,025
  Pittston Brink's Group....................................       1,600        64,400
                                                                           -----------
                                                                               332,087
                                                                           -----------
COMPUTER SOFTWARE & SERVICES -- 2.1%
  Adaptec, Inc.*............................................       1,500        55,687
  BMC Software, Inc.*.......................................       1,800       118,125
  Cadence Design Systems, Inc.*.............................       3,400        83,300
  Compuware Corp.*..........................................       3,200       102,400
  EMC Corp.*................................................       1,600        43,900
  HBO & Co. ................................................       4,200       201,600
  Microsoft Corp.*..........................................       2,500       323,125
  Network Associates, Inc.*.................................         400        21,112
  Parametric Technology Corp.*..............................       1,100        52,113
                                                                           -----------
                                                                             1,001,362
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
COMPUTERS -- 0.9%
  Compaq Computer Corp......................................       3,000   $   169,312
  International Business Machines Corp. ....................       1,600       167,300
  Lexmark International Group, Inc.*........................       1,900        72,200
                                                                           -----------
                                                                               408,812
                                                                           -----------
COSMETICS & TOILETRIES -- 1.1%
  Clorox Co. ...............................................       1,600       126,500
  Dial Corp. ...............................................       3,400        70,762
  Kimberly-Clark Corp. .....................................       1,500        73,969
  Procter & Gamble Co. .....................................       2,800       223,475
                                                                           -----------
                                                                               494,706
                                                                           -----------
ELECTRICAL EQUIPMENT -- 1.1%
  CMS Energy Corp. .........................................       3,300       145,406
  General Electric Co. .....................................       5,000       366,875
                                                                           -----------
                                                                               512,281
                                                                           -----------
ENERGY SERVICES -- 0.7%
  Camco International, Inc. ................................         700        44,581
  Input/Output, Inc.*.......................................       1,000        29,687
  Smith International, Inc.*................................         900        55,238
  Tidewater, Inc. ..........................................       4,000       220,500
                                                                           -----------
                                                                               350,006
                                                                           -----------
ENTERTAINMENT -- 0.8%
  Callaway Golf Co. ........................................       2,000        57,125
  King World Productions, Inc. .............................       1,500        86,625
  Polaris Industries, Inc. .................................       1,400        42,788
  Walt Disney Co. ..........................................       1,719       170,288
                                                                           -----------
                                                                               356,826
                                                                           -----------
ENVIRONMENTAL SERVICES -- 0.2%
  Browning-Ferris Industries, Inc. .........................       2,500        92,500
                                                                           -----------
FINANCIAL SERVICES -- 1.4%
  Franklin Resources, Inc. .................................         800        69,550
  Morgan Stanley Dean Witter Discover & Co. ................       3,700       218,762
  Paine Webber Group, Inc. .................................       3,400       117,512
  Southtrust Corp. .........................................       1,800       114,187
  Travelers Group, Inc. ....................................       3,000       161,625
                                                                           -----------
                                                                               681,636
                                                                           -----------
FOOD & RELATED -- 1.2%
  ConAgra, Inc. ............................................       3,600       118,125
  Dean Foods Co. ...........................................       1,800       107,100
  Interstate Bakeries Corp. ................................       2,200        82,225
  Kellogg Co. ..............................................       2,200       109,175
  Quaker Oats Co. ..........................................       1,900       100,225
  Smithfield Foods, Inc.*...................................       1,400        46,200
                                                                           -----------
                                                                               563,050
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
HOTEL & MOTELS -- 0.2%
  Marriott International, Inc. .............................         900   $    62,325
  Promus Hotel Corp. .......................................       1,110        46,620
                                                                           -----------
                                                                               108,945
                                                                           -----------
INSURANCE -- 1.7%
  Allstate Corp. ...........................................       1,600       145,400
  AMBAC Financial Group.....................................       1,400        64,400
  American General Corp. ...................................       1,900       102,719
  Conseco, Inc. ............................................       2,600       118,137
  Equitable Companies, Inc. ................................       2,400       119,400
  Healthcare COMPARE Corp.*.................................       1,400        71,575
  SunAmerica, Inc. .........................................       1,600        68,400
  Torchmark Corp. ..........................................       2,300        96,744
                                                                           -----------
                                                                               786,775
                                                                           -----------
MACHINERY & EQUIPMENT -- 0.8%
  AGCO Corp. ...............................................       1,700        49,725
  Caterpillar, Inc. ........................................       1,400        67,987
  Ingersoll-Rand Co. .......................................       1,350        54,675
  Kaydon Corp. .............................................       1,400        45,675
  Parker-Hannifin Corp. ....................................       1,350        61,931
  Precision Castparts Corp. ................................       1,300        78,406
                                                                           -----------
                                                                               358,399
                                                                           -----------
MEDICAL EQUIPMENT -- 1.0%
  Abbott Laboratories.......................................       2,000       131,125
  Biomet, Inc. .............................................       4,600       117,875
  Hillenbrand Industries, Inc. .............................         600        30,712
  Johnson & Johnson Co. ....................................       2,400       158,100
  Stryker Corp. ............................................       1,300        48,425
                                                                           -----------
                                                                               486,237
                                                                           -----------
MEDICAL HOSPITAL & MANAGEMENT SERVICES -- 0.5%
  Health Care & Retirement Corp.*...........................       1,800        72,450
  Health Management Associates, Inc.*.......................       1,800        45,450
  PhyCor, Inc.*.............................................       2,200        59,400
  Tenet Healthcare Corp.*...................................       1,600        53,000
                                                                           -----------
                                                                               230,300
                                                                           -----------
METALS & MINING -- 0.4%
  Aluminum Company of America...............................         900        63,337
  Martin Marietta Materials, Inc. ..........................       2,000        73,125
  USX-U.S. Steel Group, Inc. ...............................       1,900        59,375
                                                                           -----------
                                                                               195,837
                                                                           -----------
MULTI-INDUSTRY -- 0.6%
  Dover Corp. ..............................................       3,000       108,375
  Tyco International Ltd. ..................................       3,800       171,237
                                                                           -----------
                                                                               279,612
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
OIL (DOMESTIC) -- 0.6%
  Murphy Oil Corp. .........................................         900   $    48,769
  Philips Petroleum Co. ....................................       2,300       111,838
  USX -- Marathon Group.....................................       3,400       114,750
                                                                           -----------
                                                                               275,357
                                                                           -----------
OIL (INTERNATIONAL) -- 1.4%
  Chevron Corp. ............................................       2,000       154,000
  Exxon Corp. ..............................................       4,200       256,988
  Mobil Corp. ..............................................       2,200       158,813
  Royal Dutch Petroleum Co. ................................       2,000       108,375
                                                                           -----------
                                                                               678,176
                                                                           -----------
PAPER & FOREST PRODUCTS -- 0.5%
  Bowater, Inc. ............................................       2,000        88,875
  Fort James Corp. .........................................       2,400        91,800
  Owens-Illinois, Inc.*.....................................       1,900        72,081
                                                                           -----------
                                                                               252,756
                                                                           -----------
PHARMACEUTICALS -- 2.6%
  Bristol-Meyers Squibb Co. ................................       2,400       227,100
  Cardinal Health, Inc. ....................................         950        71,369
  Dura Pharmaceuticals, Inc.*...............................       1,100        50,463
  Lilly, (Eli) & Co. .......................................       1,900       132,288
  Merck & Co., Inc. ........................................       2,000       212,500
  Mylan Laboratories, Inc. .................................       2,300        48,156
  Pfizer, Inc. .............................................       2,200       164,038
  Schering-Plough Corp. ....................................       3,600       223,650
  Watson Pharmaceuticals, Inc.*.............................       3,000        97,313
                                                                           -----------
                                                                             1,226,877
                                                                           -----------
PRINTING & PUBLISHING -- 0.5%
  Houghton Mifflin Co. .....................................       1,000        38,375
  McGraw-Hill Cos., Inc. ...................................         800        59,200
  New York Times Co. Class A................................       1,000        66,125
  Washington Post Class B...................................         170        82,705
                                                                           -----------
                                                                               246,405
                                                                           -----------
RESTAURANTS -- 0.3%
  Bob Evans Farms, Inc. ....................................       1,600        35,400
  Papa John's International, Inc.*..........................       1,400        48,825
  Tricon Global Restaurants, Inc.*..........................       1,320        38,363
                                                                           -----------
                                                                               122,588
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
RETAIL & MERCHANDISING -- 2.5%
  Bed, Bath & Beyond, Inc.*.................................       2,200   $    84,700
  Best Buy Company, Inc.*...................................       1,200        44,250
  Cendant Corp.*............................................       2,000        68,750
  CompUSA, Inc.*............................................       1,700        52,700
  Dayton Hudson Corp. ......................................       1,600       108,000
  Home Depot, Inc. .........................................       3,250       191,344
  Jones Apparel Group, Inc.*................................       1,500        64,500
  OfficeMax, Inc.*..........................................       4,900        69,825
  Payless ShoeSource, Inc.*.................................       1,100        73,838
  Ross Stores, Inc. ........................................       2,200        80,025
  Safeway, Inc.*............................................       1,200        75,900
  TJX Companies, Inc. ......................................       6,400       220,000
  U.S. Office Products Co.*.................................       2,700        52,988
                                                                           -----------
                                                                             1,186,820
                                                                           -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.0%
  AMP, Inc. ................................................       1,100        46,200
  Applied Materials, Inc.*..................................       2,300        69,287
  Dell Computer Corp.*......................................       2,300       193,200
  Harris Corp. .............................................       2,200       100,925
  KLA-Tencor Corp.*.........................................         800        30,900
  Linear Technology Corp. ..................................       2,400       138,300
  Maxim Integrated Products, Inc.*..........................       4,400       151,800
  SCI Systems, Inc.*........................................       1,400        60,987
  Solectron Corp.*..........................................       1,500        62,344
  Storage Technology Corp.*.................................       1,100        68,131
  Teradyne, Inc.*...........................................         700        22,400
                                                                           -----------
                                                                               944,474
                                                                           -----------
TELECOMMUNICATIONS -- 0.9%
  ADC Telecommunications, Inc.*.............................       1,800        75,150
  Cisco Systems, Inc.*......................................       2,400       133,800
  Lucent Technologies, Inc. ................................       1,500       119,813
  Tellabs, Inc.*............................................       1,800        95,175
                                                                           -----------
                                                                               423,938
                                                                           -----------
TOBACCO -- 0.5%
  Philip Morris Companies, Inc. ............................       4,700       212,969
  Universal Corp. ..........................................         700        28,788
                                                                           -----------
                                                                               241,757
                                                                           -----------
TRANSPORTATION -- 0.3%
  Burlington Northern Santa Fe Corp.........................         600        55,763
  CNF Transportation, Inc. .................................       1,200        46,050
  Trinity Industries, Inc. .................................       1,300        58,012
                                                                           -----------
                                                                               159,825
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
UTILITIES - ELECTRIC -- 2.0%
  Boston Edison Co. ........................................       3,000   $   113,625
  Ensco International, Inc. ................................       2,400        80,400
  FPL Group, Inc. ..........................................       3,500       207,156
  GPU, Inc. ................................................       6,000       252,750
  New York State Electric & Gas Corp. ......................       2,600        92,300
  NIPSCO Industries, Inc. ..................................       1,700        84,044
  Public Service Co. of New Mexico..........................       4,200        99,488
                                                                           -----------
                                                                               929,763
                                                                           -----------
UTILITIES - GAS & PIPELINE -- 0.7%
  Columbia Gas System, Inc. ................................       1,000        78,563
  MCN Corp. ................................................       2,200        88,825
  NICOR, Inc. ..............................................       1,600        67,500
  Valero Energy Corp. ......................................       3,100        97,456
                                                                           -----------
                                                                               332,344
                                                                           -----------
UTILITIES - TELEPHONE -- 2.1%
  Ameritech Corp. ..........................................       1,700       136,850
  AT&T Corp. ...............................................       2,500       153,125
  Bell Atlantic Corp. ......................................       1,800       163,800
  BellSouth Corp. ..........................................         300       168,938
  LCI International, Inc.*..................................       4,500       138,375
  Southern New England Telecommunications Corp. ............       1,300        65,406
  U.S. WEST Communications Group............................       2,200        99,275
  WorldCom, Inc.*...........................................       2,900        87,725
                                                                           -----------
                                                                             1,013,494
                                                                           -----------
TOTAL COMMON STOCK (COST -- $14,961,200)....................                19,665,729
                                                                           -----------
INVESTMENT COMPANIES -- 8.6%
  T-Rowe Price Associates, Inc. ............................       1,300        81,738
  T-Rowe Price Foreign Equity Fund..........................     125,900     2,005,587
  T-Rowe Price International Equity Fund....................     145,800     1,963,926
                                                                           -----------
TOTAL INVESTMENT COMPANIES (COST -- $4,016,163).............                 4,051,251
                                                                           -----------

                                                                PAR
                                                               (000)
                                                             ----------
ASSET BACKED SECURITIES -- 1.7%
  Consumer Portfolio Services, 6.100%, 12/15/02............  $      425       424,246
  First USA Credit Card Master Trust, Series 1997-6, Class
    A
    6.420%, 03/17/05.......................................         350       354,046
                                                                          -----------
TOTAL ASSET BACKED SECURITIES (COST -- $773,803)...........                   778,292
                                                                          -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR         MARKET
                   SECURITY DESCRIPTION                        (000)         VALUE
                   --------------------                      ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%
  Chase Credit Card Master Trust, Series 1997-2
    6.300%, 04/15/03.......................................  $      500   $   504,864
  Chase Manhattan Credit Card Master Trust, Series 1996-4
    6.730%, 02/15/06.......................................         500       505,347
                                                                          -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
   -- $1,008,972)..........................................                 1,010,211
                                                                          -----------
CORPORATE BONDS -- 15.6%
BANKS -- 1.8%
  Banc One Corp.,
    6.375%, 10/01/02.......................................         600       600,000
  Norwest Corp.,
    6.550%, 12/01/06.......................................         250       251,563
                                                                          -----------
                                                                              851,563
                                                                          -----------
COMPUTERS -- 1.1%
  International Business Machines Corp.,
    6.375%, 06/15/00.......................................         500       503,750
                                                                          -----------
ELECTRICAL EQUIPMENT -- 1.1%
  Honeywell, Inc.,
    6.750%, 03/15/02.......................................         500       508,750
                                                                          -----------
FINANCIAL SERVICES -- 5.8%
  Bear Stearns Co.,
    6.750%, 05/01/01.......................................         400       408,000
  Chrysler Financial Corp.,
    6.950%, 03/25/02.......................................         500       511,875
  General Motors Acceptance Corp.,
    6.750%, 02/07/02.......................................         250       254,688
  Household Finance Corp.,
    6.875%, 03/01/07.......................................         250       257,500
  Household Netherlands BV,
    6.125%, 03/01/03.......................................         200       197,000
  International Lease Finance Corp.,
    6.875%, 05/01/01.......................................         500       509,375
  Merrill Lynch & Co., Inc.,
    6.000%, 01/15/01.......................................         350       348,688
  Morgan Stanley Group, Inc.,
    8.100%, 06/24/02.......................................         250       267,813
                                                                          -----------
                                                                            2,754,939
                                                                          -----------
FOOD & RELATED -- 0.4%
  Heinz Co.,
    6.875%, 01/15/03.......................................         200       205,000
                                                                          -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR         MARKET
                   SECURITY DESCRIPTION                        (000)         VALUE
                   --------------------                      ----------   -----------
INDUSTRIAL GOODS & SERVICES -- 1.0%
  Xerox Corp.,
    5.545%, 07/22/37.......................................  $      500   $   500,625
                                                                          -----------
PHARMACEUTICALS -- 1.1%
  Smithkline Beecham Corp.,
    6.625%, 10/01/01.......................................         500       509,375
                                                                          -----------
RETAIL - GENERAL MERCHANDISE -- 1.7%
  Sears Roebuck Acceptance Corp.,
    6.150%, 11/15/05.......................................         500       500,000
  Wal-Mart Stores, Inc.,
    7.250%, 06/01/13.......................................         300       323,625
                                                                          -----------
                                                                              823,625
                                                                          -----------
TELECOMMUNICATIONS -- 0.5%
  AT&T Corp.,
    8.625%, 12/01/31.......................................         200       221,000
                                                                          -----------
TOBACCO -- 0.8%
  Philip Morris Co., Inc.,
    7.500%, 01/15/02.......................................         350       361,813
                                                                          -----------
UTILITIES - ELECTRIC -- 0.3%
  Southern California Edison Note,
    6.500%, 06/01/01.......................................         145       146,269
                                                                          -----------
TOTAL CORPORATE BONDS (COST -- $7,253,197).................                 7,386,709
                                                                          -----------
MEDIUM TERM NOTES -- 0.8%
  Banc One Auto Grantor Trust, Series 97-B, Class A
    6.290%, 07/20/04 (Cost -- $399,974)....................         400       400,000
                                                                          -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.5%
  Federal Home Loan Mortgage Corporation
    8.000%, 01/01/04.......................................         157       161,858
    7.000%, 05/01/04.......................................       1,210     1,227,685
    6.500%, 06/01/04.......................................         248       249,243
                                                                          -----------
                                                                            1,638,786
                                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.2%
  Federal National Mortgage Association
    7.500%, 06/01/03.......................................         375       382,817
    7.000%, 06/01/04.......................................         952       964,925
    6.480%, 06/28/04.......................................         750       769,380
    6.500%, 01/01/06.......................................         329       325,232
    7.500%, 10/01/11.......................................         322       330,646
    5.500%, 12/25/14.......................................         184       182,817
                                                                          -----------
                                                                            2,955,817
                                                                          -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR         MARKET
                   SECURITY DESCRIPTION                        (000)         VALUE
                   --------------------                      ----------   -----------
TENNESSEE VALLEY AUTHORITY DEBENTURES -- 0.4%
  Tennessee Valley Authority Debentures, 5.980%,
    04/01/36...............................................  $      200   $   200,250
                                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST -- $4,730,537).....................................                 4,794,853
                                                                          -----------
U.S. TREASURY OBLIGATIONS -- 19.0%
U.S. TREASURY BILLS -- 1.9%
  U.S. Treasury Bill
    5.060%, 01/22/98.......................................          21        20,938
    5.120%, 01/22/98.......................................         299       298,107
    5.165%, 01/22/98.......................................           3         2,991
    5.200%, 02/26/98.......................................         566       561,422
                                                                          -----------
                                                                              883,458
                                                                          -----------
U.S. TREASURY NOTES -- 17.1%
  U.S. Treasury Note
    5.625%, 01/31/98.......................................         450       450,067
    6.375%, 05/15/99.......................................         200       201,868
    6.750%, 05/31/99.......................................         250       253,670
    6.250%, 08/31/00.......................................       1,142     1,156,926
    6.125%, 09/30/00.......................................         200       202,008
    6.375%, 03/31/01.......................................         200       203,690
    6.250%, 10/31/01.......................................         750       762,397
    5.875%, 11/30/01.......................................         100       100,422
    6.250%, 02/15/03.......................................       2,323     2,375,314
    6.500%, 05/15/05.......................................       1,975     2,057,930
    6.250%, 02/15/07.......................................         300       309,459
                                                                          -----------
                                                                            8,073,751
                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST -- $8,745,400).......                 8,957,209
                                                                          -----------
TOTAL INVESTMENTS -- 99.5% (COST -- $41,889,246)(a)........                47,044,254
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%..............                   219,002
                                                                          -----------
NET ASSETS -- 100.0%.......................................               $47,263,256
                                                                          ===========
Percentages indicated are based on net assets of
  $47,263,256.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax purposes
    by the amount of losses recognized for financial
    reporting purposes in excess of federal income tax
    reporting of approximately $5,818. Cost for federal
    income tax purposes differs from value by net
    unrealized appreciation of securities as follows:
    Unrealized appreciation................................  $5,304,544
    Unrealized depreciation................................    (155,354)
                                                             ----------
    Net unrealized appreciation............................  $5,149,190
                                                             ==========
    * Non-income producing securities.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
COMMON STOCKS -- 61.1%
AEROSPACE/DEFENSE -- 1.1%
  Aeroquip-Vickers, Inc. ..................................       1,100    $    53,969
  Crane Co. ...............................................       1,800         78,075
  General Dynamics Corp. ..................................       1,400        121,012
  Raytheon Co.* ...........................................         153          7,547
  Thiokol Corp. ...........................................       1,200         97,500
  United Technologies Corp. ...............................       3,200        233,000
                                                                           -----------
                                                                               591,103
                                                                           -----------
AIRLINES -- 0.5%
  Airborne Freight Corp. ..................................         800         49,700
  AMR Corp.* ..............................................         900        115,650
  UAL Corp.* ..............................................       1,000         92,500
                                                                           -----------
                                                                               257,850
                                                                           -----------
AUTOMOTIVE -- 1.3%
  Arvin Industries, Inc. ..................................       2,000         66,625
  Dana Corp. ..............................................       2,400        114,000
  Ford Motor Co. ..........................................       7,300        355,419
  General Motors Corp. ....................................       1,500         90,937
  Lear Corp.* .............................................       1,100         52,250
                                                                           -----------
                                                                               679,231
                                                                           -----------
BANKS -- 6.1%
  AmSouth Bancorporation...................................       2,750        149,359
  Bankers Trust New York Corp. ............................       1,800        202,387
  Barnett Banks, Inc. .....................................       4,700        337,812
  Chase Manhattan Corp. ...................................       1,500        164,250
  Citicorp.................................................       1,400        177,012
  City National Corp. .....................................       2,600         96,037
  Comerica, Inc. ..........................................       1,500        135,375
  First of America Bank Corp. .............................       3,000        231,375
  First Chicago NBD Corp. .................................       2,100        175,350
  First Union Corp. .......................................       3,500        179,375
  Fleet Financial Group, Inc. .............................       3,700        277,269
  Marshall & Ilsley Corp. .................................       2,300        142,887
  Mellon Bank Corp. .......................................       5,000        303,125
  Mercantile Bankshares Corp. .............................       2,850        111,506
  Northern Trust Corp. ....................................       2,600        181,350
  Regions Financial Corp. .................................       2,600        109,687
  State Street Corp. ......................................       3,700        215,294
                                                                           -----------
                                                                             3,189,450
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
BEVERAGES -- 1.5%
  Anheuser-Busch Cos., Inc. ...............................       1,900    $    83,600
  Coca-Cola Co. ...........................................       6,000        399,750
  Coca-Cola Enterprises, Inc. .............................       1,800         64,012
  Coors, (Adolph) Co. Class B..............................       1,600         53,200
  PepsiCo, Inc. ...........................................       5,300        193,119
                                                                           -----------
                                                                               793,681
                                                                           -----------
BUILDING MATERIALS -- 1.1%
  Centex Corp. ............................................       1,400         88,112
  DQE, Inc. ...............................................       2,850        100,106
  Hon Industries, Inc. ....................................         400         23,600
  Miller (Herman), Inc. ...................................       2,100        114,581
  Southdown, Inc. .........................................       2,600        153,400
  Timken Co. ..............................................       2,500         85,937
                                                                           -----------
                                                                               565,736
                                                                           -----------
CHEMICALS -- 2.1%
  Cytec Industries, Inc.*..................................       2,300        107,956
  Dow Chemical Co. ........................................       2,400        243,600
  Du Pont, (E.I.) de Nemours & Co. ........................       6,400        384,400
  Goodrich (B.F.) Co. .....................................       1,500         62,156
  Lubrizol Corp. ..........................................       3,300        121,687
  Lyondell Petrochemical Co. ..............................       3,500         92,750
  Solutia, Inc. ...........................................       3,400         90,737
                                                                           -----------
                                                                             1,103,286
                                                                           -----------
CLOTHING & APPAREL -- 0.1%
  Tommy Hilfiger Corp.*....................................       2,200         77,275
                                                                           -----------
COMMERCIAL SERVICES -- 0.8%
  AccuStaff, Inc.*.........................................       2,800         64,400
  ACNielsen Corp.*.........................................       3,000         73,125
  Omnicom Group............................................       4,800        203,400
  Pittston Brink's Group...................................       2,000         80,500
                                                                           -----------
                                                                               421,425
                                                                           -----------
COMPUTER SOFTWARE & SERVICES -- 3.0%
  Adaptec, Inc.*...........................................       2,000         74,250
  BMC Software, Inc.*......................................       2,400        157,500
  Cadence Design Systems, Inc.*............................       4,700        115,150
  Compuware Corp.*.........................................       4,300        137,600
  EMC Corp.*...............................................       3,200         87,800
  HBO & Co. ...............................................       6,700        321,600
  Microsoft Corp.*.........................................       4,600        594,550
  Network Associates, Inc.*................................         500         26,391
  Parametric Technology Corp.*.............................       1,200         56,850
                                                                           -----------
                                                                             1,571,691
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
COMPUTERS -- 1.4%
  Compaq Computer Corp. ...................................       5,900    $   332,981
  International Business Machines Corp. ...................       2,900        303,231
  Lexmark International Group, Inc.*.......................       2,400         91,200
                                                                           -----------
                                                                               727,412
                                                                           -----------
COSMETICS & TOILETRIES -- 1.8%
  Clorox Co. ..............................................       2,800        221,375
  Dial Corp. ..............................................       4,700         97,819
  Kimberly-Clark Corp. ....................................       2,700        133,144
  Procter & Gamble Co. ....................................       6,400        510,800
                                                                           -----------
                                                                               963,138
                                                                           -----------
ELECTRICAL EQUIPMENT -- 1.6%
  CMS Energy Corp. ........................................       4,700        207,094
  General Electric Co. ....................................       8,300        609,012
                                                                           -----------
                                                                               816,106
                                                                           -----------
ENERGY SERVICES -- 0.9%
  Camco International, Inc. ...............................         800         50,950
  Input/Output, Inc.*......................................       1,100         32,656
  Smith International, Inc.*...............................       1,000         61,375
  Tidewater, Inc. .........................................       6,300        347,288
                                                                           -----------
                                                                               492,269
                                                                           -----------
ENTERTAINMENT -- 1.1%
  Callaway Golf Co. .......................................       3,600        102,825
  King World Productions, Inc. ............................       2,100        121,275
  Polaris Industries, Inc. ................................       1,900         58,069
  Walt Disney Co. .........................................       3,119        308,976
                                                                           -----------
                                                                               591,145
                                                                           -----------
ENVIRONMENTAL SERVICES -- 0.3%
  Browning-Ferris Industries, Inc. ........................       4,600        170,200
                                                                           -----------
FINANCIAL SERVICES -- 2.1%
  Franklin Resources, Inc. ................................       1,000         86,937
  Morgan Stanley Dean Witter Discover & Co. ...............       6,700        396,137
  Paine Webber Group, Inc. ................................       4,600        158,987
  Southtrust Corp. ........................................       2,400        152,250
  Travelers Group, Inc. ...................................       5,250        282,844
                                                                           -----------
                                                                             1,077,155
                                                                           -----------
FOOD & RELATED -- 1.7%
  ConAgra, Inc. ...........................................       6,800        223,125
  Dean Foods Co. ..........................................       2,500        148,750
  Interstate Bakeries Corp. ...............................       2,800        104,650
  Kellogg Co. .............................................       3,400        168,725
  Quaker Oats Co. .........................................       3,500        184,625
  Smithfield Foods, Inc.*..................................       1,800         59,400
                                                                           -----------
                                                                               889,275
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
HOTEL & MOTELS -- 0.3%
  Marriott International, Inc. ............................       1,500    $   103,875
  Promus Hotel Corp. ......................................       1,387         58,254
                                                                           -----------
                                                                               162,129
                                                                           -----------
INSURANCE -- 2.4%
  Allstate Corp. ..........................................       3,000        272,625
  AMBAC Financial Group....................................       1,700         78,200
  American General Corp. ..................................       3,400        183,812
  Conseco, Inc. ...........................................       4,800        218,100
  Equitable Companies, Inc. ...............................       4,300        213,925
  Healthcare COMPARE Corp.*................................       1,900         97,137
  SunAmerica, Inc. ........................................       2,000         85,500
  Torchmark Corp. .........................................       3,100        130,394
                                                                           -----------
                                                                             1,279,693
                                                                           -----------
MACHINERY & EQUIPMENT -- 1.1%
  AGCO Corp. ..............................................       2,100         61,425
  Caterpillar, Inc. .......................................       2,500        121,406
  Ingersoll-Rand Co. ......................................       2,550        103,275
  Kaydon Corp. ............................................       1,800         58,725
  Parker-Hannifin Corp. ...................................       2,400        110,100
  Precision Castparts Corp. ...............................       1,700        102,531
                                                                           -----------
                                                                               557,462
                                                                           -----------
MEDICAL EQUIPMENT -- 1.6%
  Abbott Laboratories......................................       3,600        236,025
  Biomet, Inc. ............................................       7,300        187,062
  Hillenbrand Industries, Inc. ............................         900         46,069
  Johnson & Johnson Co. ...................................       4,300        283,263
  Stryker Corp. ...........................................       1,800         67,050
                                                                           -----------
                                                                               819,469
                                                                           -----------
MEDICAL HOSPITAL & MANAGEMENT SERVICES -- 0.7%
  Health Care & Retirement Corp.*..........................       2,300         92,575
  Health Management Associates, Inc.*......................       2,500         63,125
  PhyCor, Inc.*............................................       3,800        102,600
  Tenet Healthcare Corp.*..................................       3,000         99,375
                                                                           -----------
                                                                               357,675
                                                                           -----------
METALS & MINING -- 0.6%
  Aluminum Company of America..............................       1,600        112,600
  Martin Marietta Materials, Inc. .........................       2,400         87,750
  USX-U.S. Steel Group, Inc. ..............................       3,500        109,375
                                                                           -----------
                                                                               309,725
                                                                           -----------
MULTI-INDUSTRY -- 1.0%
  Dover Corp. .............................................       5,400        195,075
  Tyco International Ltd. .................................       7,000        315,437
                                                                           -----------
                                                                               510,512
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
OIL (DOMESTIC) -- 0.9%
  Murphy Oil Corp. ........................................       1,200    $    65,025
  Philips Petroleum Co. ...................................       4,300        209,088
  USX -- Marathon Group....................................       5,900        199,125
                                                                           -----------
                                                                               473,238
                                                                           -----------
OIL (INTERNATIONAL) -- 2.2%
  Chevron Corp. ...........................................       2,800        215,600
  Exxon Corp. .............................................       7,600        465,025
  Mobil Corp. .............................................       3,800        274,312
  Royal Dutch Petroleum Co. ...............................       3,800        205,913
                                                                           -----------
                                                                             1,160,850
                                                                           -----------
PAPER & FOREST PRODUCTS -- 0.8%
  Bowater, Inc. ...........................................       3,200        142,200
  Fort James Corp. ........................................       4,300        164,475
  Owens-Illinois, Inc.*....................................       2,500         94,844
                                                                           -----------
                                                                               401,519
                                                                           -----------
PHARMACEUTICALS -- 4.0%
  Bristol-Meyers Squibb Co. ...............................       4,600        435,275
  Cardinal Health, Inc. ...................................       1,350        101,419
  Dura Pharmaceuticals, Inc.*..............................       1,400         64,225
  Lilly, (Eli) & Co. ......................................       3,400        236,725
  Merck & Co., Inc. .......................................       3,500        371,875
  Mylan Laboratories, Inc. ................................       3,100         64,906
  Pfizer, Inc. ............................................       4,200        313,163
  Schering-Plough Corp. ...................................       6,500        403,813
  Watson Pharmaceuticals, Inc.*............................       3,800        123,263
                                                                           -----------
                                                                             2,114,664
                                                                           -----------
PRINTING & PUBLISHING -- 0.7%
  Houghton Mifflin Co. ....................................       1,400         53,725
  McGraw-Hill Cos., Inc. ..................................       1,500        111,000
  New York Times Co. Class A...............................       1,600        105,800
  Washington Post Class B..................................         220        107,030
                                                                           -----------
                                                                               377,555
                                                                           -----------
RESTAURANTS -- 0.4%
  Bob Evans Farms, Inc. ...................................       2,200         48,675
  Papa John's International, Inc.*.........................       1,900         66,263
  Tricon Global Restaurants, Inc.*.........................       2,530         73,528
                                                                           -----------
                                                                               188,466
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
RETAIL & MERCHANDISING -- 3.6%
  Bed, Bath & Beyond, Inc.*................................       3,700    $   142,450
  Best Buy Company, Inc.*..................................       1,500         55,312
  Cendant Corp.*...........................................       3,700        127,187
  CompUSA, Inc.*...........................................       2,300         71,300
  Dayton Hudson Corp. .....................................       3,000        202,500
  Home Depot, Inc. ........................................       6,250        367,969
  Jones Apparel Group, Inc.*...............................       2,100         90,300
  OfficeMax, Inc.*.........................................       6,500         92,625
  Payless ShoeSource, Inc.*................................       1,400         93,975
  Ross Stores, Inc. .......................................       2,700         98,213
  Safeway, Inc.*...........................................       2,200        139,150
  TJX Companies, Inc. .....................................      10,200        350,625
  U.S. Office Products Co.*................................       3,450         67,706
                                                                           -----------
                                                                             1,899,312
                                                                           -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.7%
  AMP, Inc. ...............................................       1,900         79,800
  Applied Materials, Inc.*.................................       4,300        129,537
  Dell Computer Corp.*.....................................       4,200        352,800
  Harris Corp. ............................................       3,300        151,388
  KLA-Tencor Corp.*........................................       1,200         46,350
  Linear Technology Corp. .................................       3,300        190,162
  Maxim Integrated Products, Inc.*.........................       6,600        227,700
  SCI Systems, Inc.*.......................................       1,400         60,987
  Solectron Corp.*.........................................       2,000         83,125
  Storage Technology Corp.*................................       1,500         92,906
  Teradyne, Inc.*..........................................         900         28,800
                                                                           -----------
                                                                             1,443,555
                                                                           -----------
TELECOMMUNICATIONS -- 1.4%
  ADC Telecommunications, Inc.*............................       2,500        104,375
  Cisco Systems, Inc.*.....................................       4,350        242,512
  Lucent Technologies, Inc. ...............................       2,500        199,688
  Tellabs, Inc.*...........................................       3,200        169,200
  3Com Corp.*..............................................          25            873
                                                                           -----------
                                                                               716,648
                                                                           -----------
TOBACCO -- 0.9%
  Philip Morris Companies, Inc. ...........................       9,000        407,813
  Universal Corp. .........................................       1,000         41,125
                                                                           -----------
                                                                               448,938
                                                                           -----------
TRANSPORTATION -- 0.5%
  Burlington Northern Santa Fe Corp. ......................       1,100        102,231
  CNF Transportation, Inc. ................................       1,700         65,238
  Trinity Industries, Inc. ................................       1,800         80,325
                                                                           -----------
                                                                               247,794
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                             MARKET
                   SECURITY DESCRIPTION                        SHARES         VALUE
                   --------------------                      -----------   -----------
UTILITIES - ELECTRIC -- 2.6%
  Boston Edison Co. .......................................       4,200    $   159,075
  Ensco International, Inc. ...............................       3,300        110,550
  FPL Group, Inc. .........................................       6,000        355,125
  GPU, Inc. ...............................................       9,300        391,763
  New York State Electric & Gas Corp. .....................       3,300        117,150
  NIPSCO Industries, Inc. .................................       2,400        118,650
  Public Service Co. of New Mexico.........................       5,000        118,438
                                                                           -----------
                                                                             1,370,751
                                                                           -----------
UTILITIES - GAS & PIPELINE -- 0.9%
  Columbia Gas System, Inc. ...............................       1,900        149,269
  MCN Corp. ...............................................       2,900        117,088
  NICOR, Inc. .............................................       2,200         92,813
  Valero Energy Corp. .....................................       4,200        132,038
                                                                           -----------
                                                                               491,208
                                                                           -----------
UTILITIES - TELEPHONE -- 3.3%
  Ameritech Corp. .........................................       3,100        249,550
  AT&T Corp. ..............................................       5,000        306,250
  Bell Atlantic Corp. .....................................       3,300        300,300
  BellSouth Corp. .........................................       5,300        298,456
  LCI International, Inc.*.................................       5,800        178,350
  Southern New England Telecommunications Corp. ...........       1,600         80,500
  U.S. WEST Communications Group...........................       3,900        175,988
  WorldCom, Inc.*..........................................       5,200        157,300
                                                                           -----------
                                                                             1,746,694
                                                                           -----------
TOTAL COMMON STOCK (COST -- $24,815,618)...................                 32,055,285
                                                                           -----------
INVESTMENT COMPANIES -- 8.1%
  T-Rowe Price Associates, Inc. ...........................       1,800        113,175
  T-Rowe Price Foreign Equity Fund.........................     131,800      2,099,574
  T-Rowe Price International Equity Fund...................     152,600      2,055,522
                                                                           -----------
TOTAL INVESTMENT COMPANIES (COST -- $4,260,776)............                  4,268,271
                                                                           -----------

                                                                 PAR
                                                                (000)
                                                             -----------
ASSET BACKED SECURITIES -- 1.1%
  Consumer Portfolio Services,
    6.100%, 12/15/02.......................................  $      340        339,397
  First USA Credit Card Master Trust, Series 1997-6, Class
    A
    6.420%, 03/17/05.......................................         250        252,890
                                                                           -----------
TOTAL ASSET BACKED SECURITIES (COST -- $589,105)...........                    592,287
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR         MARKET
                   SECURITY DESCRIPTION                         (000)         VALUE
                   --------------------                      -----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
  Chase Credit Card Master Trust, Series 1997-2
    6.300%, 04/15/03.......................................  $      250    $   252,432
  Chase Manhattan Credit Card Master Trust, Series 1996-4
    6.730%, 02/15/06.......................................         250        252,674
                                                                           -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST -- $504,516).......................................                    505,106
                                                                           -----------
CORPORATE BONDS -- 12.1%
BANKS -- 1.4%
  Banc One Corp.,
    6.375%, 10/01/02.......................................         375        375,000
  Norwest Corp.,
    6.550%, 12/01/06.......................................         350        352,188
                                                                           -----------
                                                                               727,188
                                                                           -----------
ELECTRICAL EQUIPMENT -- 1.0%
  Honeywell, Inc.,
    6.750%, 03/15/02.......................................         500        508,750
                                                                           -----------
FINANCIAL SERVICES -- 4.4%
  Bear Stearns Co.,
    6.750%, 05/01/01.......................................         400        408,000
  Chrysler Financial Corp.,
    6.950%, 03/25/02.......................................         500        511,875
  General Motors Acceptance Corp.,
    6.750%, 02/07/02.......................................         500        509,375
  Household Finance Corp.,
    6.875%, 03/01/07.......................................         250        257,500
  Household Netherlands BV,
    6.125%, 03/01/03.......................................         100         98,500
  International Lease Finance Corp.,
    6.875%, 05/01/01.......................................         500        509,375
                                                                           -----------
                                                                             2,294,625
                                                                           -----------
FOOD & RELATED -- 0.2%
  Heinz Co.,
    6.875%, 01/15/03.......................................         100        102,500
                                                                           -----------
INDUSTRIAL GOODS & SERVICES -- 1.0%
  Xerox Corp.,
    5.545%, 07/22/37.......................................         500        500,625
                                                                           -----------
PHARMACEUTICALS -- 1.0%
  Smithkline Beecham Corp.,
    6.625%, 10/01/01.......................................         500        509,375
                                                                           -----------
RETAIL - GENERAL MERCHANDISE -- 0.9%
  Sears Roebuck Acceptance Corp.,
    6.150%, 11/15/05.......................................         500        500,000
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR         MARKET
                   SECURITY DESCRIPTION                         (000)         VALUE
                   --------------------                      -----------   -----------
TELECOMMUNICATIONS -- 0.5%
  AT&T Corp.,
    8.625%, 12/01/31.......................................  $      250    $   276,250
                                                                           -----------
TOBACCO -- 0.6%
  Philip Morris Co., Inc.,
    7.500%, 01/15/02.......................................         300        310,125
                                                                           -----------
UTILITIES -- ELECTRIC -- 1.1%
  Southern California Edison Note,
    6.500%, 06/01/01.......................................         590        595,163
                                                                           -----------
TOTAL CORPORATE BONDS (COST -- $6,222,785).................                  6,324,601
                                                                           -----------
MEDIUM TERM NOTES -- 0.5%
  Banc One Auto Grantor Trust, Series 97-B, Class A
    6.290%, 07/20/04 (Cost -- $249,984)....................         250        250,000
                                                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.3%
  Federal Home Loan Mortgage Corporation
    8.000%, 01/01/04.......................................          79         80,929
    7.000%, 05/01/04.......................................         871        883,934
    6.500%, 06/01/04.......................................         741        743,681
                                                                           -----------
                                                                             1,708,544
                                                                           -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.8%
  Federal National Mortgage Association
    7.500%, 06/01/03.......................................         375        382,817
    7.000%, 06/01/04.......................................         433        438,532
    6.480%, 06/28/04.......................................         500        512,920
    7.000%, 07/23/04.......................................         588        596,159
    6.500%, 01/01/06.......................................         125        123,885
    7.500%, 10/01/11.......................................         107        110,216
    5.500%, 12/25/14.......................................         367        365,633
                                                                           -----------
                                                                             2,530,162
                                                                           -----------
TENNESSEE VALLEY AUTHORITY DEBENTURES -- 0.4%
  Tennessee Valley Authority Debentures, 5.980%,
    04/01/36...............................................         200        200,250
                                                                           -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST -- $4,381,898).....................................                  4,438,956
                                                                           -----------
U.S. TREASURY OBLIGATIONS -- 7.5%
U.S. TREASURY BILLS -- 1.3%
  U.S. Treasury Bill
    5.080%, 01/22/98.......................................         123        122,636
    5.120%, 01/22/98.......................................         372        370,889
    5.250%, 01/22/98.......................................          55         54,832
    5.200%, 02/26/98.......................................          57         56,539
    5.270%, 02/26/98.......................................          88         87,312
                                                                           -----------
                                                                               692,208
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR         MARKET
                   SECURITY DESCRIPTION                         (000)         VALUE
                   --------------------                      -----------   -----------
U.S. TREASURY NOTES -- 6.2%
  U.S. Treasury Note
    6.250%, 08/31/00.......................................  $      325    $   329,248
    6.125%, 09/30/00.......................................         400        404,016
    6.375%, 09/30/01.......................................         550        561,182
    6.500%, 05/15/05.......................................       1,025      1,068,040
    6.875%, 05/15/06.......................................         250        267,440
    6.250%, 02/15/07.......................................         100        103,153
    6.625%, 02/15/07.......................................         250        264,570
    6.250%, 08/15/23.......................................         250        257,285
                                                                           -----------
                                                                             3,254,934
                                                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST -- $3,832,704).......                  3,947,142
                                                                           -----------
TOTAL INVESTMENTS -- 99.9% (COST -- $44,857,386)(a)........                 52,381,648
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%..............                     76,412
                                                                           -----------
NET ASSETS -- 100.0%.......................................                $52,458,060
                                                                           ===========
Percentages indicated are based on net assets of $52,458,060.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax purposes
    by the amount of losses recognized for financial
    reporting purposes in excess of federal income tax
    reporting of approximately $7,380. Cost for federal
    income tax purposes differs from value by net
    unrealized appreciation of securities as follows:
    Unrealized appreciation................................  $7,756,650
    Unrealized depreciation................................    (239,768)
                                                             ----------
    Net unrealized appreciation............................  $7,516,882
                                                             ==========
  * Non-income producing securities.

---------------
See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                  PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                                  -----------   -----------   -----------
ASSETS:

Investments in securities, at value (Cost
  $36,850,408, $41,889,246, and $44,857,386,
  respectively).................................  $40,263,606   $47,044,254   $52,381,648
Cash............................................         338         1,345          4,479
Interest and dividends receivable...............     333,598       325,500        208,395
Receivable for capital shares sold..............      12,919        29,986         29,118
Receivable for investment securities sold.......      11,171        19,567         19,581
Unamortized organization costs..................      13,599        13,656         12,397
Prepaid expenses................................       2,770        38,453          1,806
                                                  -----------   -----------   -----------
  Total Assets..................................  40,638,001    47,472,761     52,657,424
                                                  -----------   -----------   -----------
LIABILITIES:
Payable for investment securities purchased.....      10,998        17,593         13,193
Payable for capital shares redeemed.............     147,763        45,107         68,874
Management fees payable.........................      10,558        13,593         12,720
Shareholder service fees payable (A, B and K
  Shares).......................................       8,553         9,554         11,073
12b-1 fees payable (B and K Shares).............      19,787        44,116         24,963
Transfer agent fees payable.....................      20,226        22,775         27,918
Audit fees payable..............................       7,634         5,859          5,026
Legal fees payable..............................       3,632         5,567          5,449
Printing fees payable...........................      10,716        10,897          7,983
Other accrued expenses..........................       3,734        14,337            581
Dividends payable...............................      51,207        20,107         21,584
                                                  -----------   -----------   -----------
    Total Liabilities...........................     294,808       209,505        199,364
                                                  -----------   -----------   -----------
NET ASSETS......................................  $40,343,193   $47,263,256   $52,458,060
                                                  ===========   ===========   ===========
Net Assets:

  A Shares......................................   9,364,671    12,021,382     12,861,549
  B Shares......................................  30,935,642    35,017,059     39,182,864
  K Shares......................................      42,880       224,815        413,647
                                                  -----------   -----------   -----------
  Total.........................................  $40,343,193   $47,263,256   $52,458,060
                                                  ===========   ===========   ===========
Shares Outstanding (no par value, unlimited
  shares authorized):
  A Shares......................................     803,983       980,494        974,414
  B Shares......................................   2,683,068     2,889,234      3,001,808
  K Shares......................................       3,711        18,565         31,567
                                                  -----------   -----------   -----------
  Total.........................................   3,490,762     3,888,293      4,007,789
                                                  ===========   ===========   ===========
Net Asset Value:

  A Shares -- offering price per share..........  $    11.65    $    12.26    $     13.20
                                                  ===========   ===========   ===========
  B Shares -- offering price per share..........  $    11.53    $    12.12    $     13.05
                                                  ===========   ===========   ===========
  K Shares -- offering price per share..........  $    11.55    $    12.11    $     13.10
                                                  ===========   ===========   ===========
COMPOSITION OF NET ASSETS:

  Capital.......................................  36,689,539    41,674,874     44,540,100
  Distribution in excess of net investment
    income......................................     (48,508)      (62,348)       (78,473)
  Accumulated net realized gains on investment
    transactions................................     288,964       495,722        472,171
  Net unrealized appreciation of investments....   3,413,198     5,155,008      7,524,262
                                                  -----------   -----------   -----------
NET ASSETS, DECEMBER 31, 1997...................  $40,343,193   $47,263,256   $52,458,060
                                                  ===========   ===========   ===========

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                            PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                            -----------   -----------   -----------
INVESTMENT INCOME:
  Interest................................  $  833,653    $  790,990    $  741,639
  Dividends...............................      64,100        88,862         6,962
                                            ----------    ----------    ----------
    Total Income..........................     897,753       879,852       748,601
                                            ----------    ----------    ----------
EXPENSES:
  Management fees.........................     123,078       141,701       156,010
  Shareholder service fees (A Shares).....      11,440        14,545        15,398
  Shareholder service fees (B Shares).....      39,808        43,882        49,387
  Shareholder service fees (K Shares).....          34           195           253
  12b-1 fees (B Shares)...................     119,422       132,574       148,075
  12b-1 fees (K Shares)...................          70           408           496
  Transfer agent fees.....................      34,781        45,039        51,739
  Accounting fees.........................      15,109        15,109        15,109
  Custodian fees..........................      13,913        15,808        19,104
  Legal fees..............................      14,317        15,928        16,849
  Audit fees..............................       7,346         7,766         9,668
  Trustees' fees and expenses.............       9,736        11,486        12,512
  Registration and filing fees............      17,434        19,421        23,868
  Reports to shareholders.................      17,985        20,990        28,076
  Organization costs......................       2,576         2,576         2,208
  Other expenses..........................       2,843         3,772         3,981
                                            ----------    ----------    ----------
    Total Expenses........................     429,892       491,200       552,733
  Less: Fee waivers.......................     (64,933)      (76,613)      (94,999)
                                            ----------    ----------    ----------
    Total Net Expenses....................     364,959       414,587       457,734
                                            ----------    ----------    ----------
  Net investment income...................     532,794       465,265       290,867
                                            ----------    ----------    ----------
NET REALIZED/UNREALIZED GAIN ON
  INVESTMENTS:
    Net realized gains on investment
      transactions........................   1,036,897     1,187,749     1,514,910
    Net change in unrealized appreciation
      on investments......................     564,821       994,223     1,720,552
                                            ----------    ----------    ----------
    Net realized/unrealized gains on
      investments.........................   1,601,718     2,181,972     3,235,462
                                            ----------    ----------    ----------
    Increase in net assets resulting from
      operations..........................  $2,134,512    $2,647,237    $3,526,329
                                            ==========    ==========    ==========

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  PORTFOLIO 1
                                                          ----------------------------
                                                           SIX MONTHS
                                                             ENDED
                                                          DECEMBER 31,
                                                              1997        YEAR ENDED
                                                          (UNAUDITED)    JUNE 30, 1997
                                                          ------------   -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................................  $   532,794     $ 1,023,828
  Net realized gains on investment transactions.........    1,036,897         435,557
  Net change in unrealized appreciation of
    investments.........................................      564,821       2,656,028
                                                          -----------     -----------
Change in net assets resulting from operations..........    2,134,512       4,115,413
                                                          -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    A Shares............................................     (303,554)       (235,826)
    B Shares............................................     (808,535)       (585,618)
    K Shares............................................       (1,368)            (27)(a)
  Net realized gains from investment transactions
    A Shares............................................     (264,715)        (32,408)
    B Shares............................................     (901,456)        (90,844)
    K Shares............................................       (1,231)             (4)(a)
                                                          -----------     -----------
Change in net assets from shareholder distributions.....   (2,280,859)       (944,727)
                                                          -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...........................    1,203,476      17,998,235
  Dividends reinvested..................................    2,229,651         891,487
  Cost of shares redeemed...............................   (2,952,392)     (7,904,517)
                                                          -----------     -----------
Change in net assets from capital share transactions....      480,735      10,985,205
                                                          -----------     -----------
Change in net assets....................................      334,388      14,155,891
NET ASSETS:
  Beginning of year.....................................   40,008,805      25,852,914
                                                          -----------     -----------
  End of period.........................................  $40,343,193     $40,008,805
                                                          ===========     ===========

---------------
(a) Period from July 22, 1996 (inception date) to June 30, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              PORTFOLIO 2                       PORTFOLIO 3
      ----------------------------      ----------------------------
       SIX MONTHS                        SIX MONTHS
         ENDED                             ENDED
      DECEMBER 31,                      DECEMBER 31,
          1997        YEAR ENDED            1997        YEAR ENDED
      (UNAUDITED)    JUNE 30, 1997      (UNAUDITED)    JUNE 30, 1997
      ------------   -------------      ------------   -------------
      $   465,265     $   928,158       $   290,867     $   625,774
        1,187,749         526,465         1,514,910         890,937
          994,223       4,001,664         1,720,552       5,494,585
      -----------     -----------       -----------     -----------
        2,647,237       5,456,287         3,526,329       7,011,296
      -----------     -----------       -----------     -----------
         (303,685)       (229,351)         (218,313)       (151,395)
         (674,420)       (522,814)         (437,401)       (377,979)
           (5,391)           (821)(a)        (6,930)            (17)(a)
         (342,308)           (698)         (506,126)           (700)
       (1,014,638)         (2,013)       (1,567,990)         (2,349)
           (5,997)             (3)(a)       (16,999)             --
      -----------     -----------       -----------     -----------
       (2,346,439)       (755,700)       (2,753,759)       (532,440)
      -----------     -----------       -----------     -----------
        2,808,230      19,815,954         3,652,619      23,714,685
        2,326,331         744,721         2,732,176         527,344
       (3,135,458)     (6,036,471)       (3,063,302)     (4,831,133)
      -----------     -----------       -----------     -----------
        1,999,103      14,524,204         3,321,493      19,410,896
      -----------     -----------       -----------     -----------
        2,299,901      19,224,791         4,094,063      25,889,752
       44,963,355      25,738,564        48,363,997      22,474,245
      -----------     -----------       -----------     -----------
      $47,263,256     $44,963,355       $52,458,060     $48,363,997
      ===========     ===========       ===========     ===========

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
December 31, 1997
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Time Horizon Funds (the "Company"), a Delaware business trust, is registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company. At December 31, 1997, the Company operated as a series company comprised of three funds. The accompanying financial statements and notes are those of Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2") and Time Horizon Portfolio 3 ("Portfolio 3") (individually, a "Fund" and collectively, the "Funds"), each of which has A Shares, B Shares, and effective July 22, 1996, began offering K Shares. A Shares, B Shares and K Shares have a Shareholder Service Plan. In addition B Shares have a Distribution Service Plan, and K Shares have a Distribution and Administrative Services Plan and an Administrative Services Plan.

    The three classes vary in types of sales loads. A Shares are offered at net asset value without a sales load effective June 16, 1997, and are subject to a shareholder servicing fee. Prior to June 16, 1997, A Shares were offered at net asset value plus a 4.50% sales charge. B Shares were offered at net asset value but are subject to a contingent deferred sales charge consistent with the Funds' prospectus. In addition, B Shares pay ongoing distribution fees and shareholder servicing fees. B Shares will convert to A Shares on the first business day of the month following the sixth anniversary of the date of purchase. K Shares are offered at net asset value without an initial sales charge or a contingent deferred sales charge, but are subject to distribution or administrative services fees and shareholder servicing fees. A, B, and K Shares of each Fund may be exchanged for like shares of another Time Horizon Fund or a Pacific Horizon Fund with no sales charges or redemption fees as described in the Funds' prospectus.

    The Time Horizon Funds' investment objective is to provide long term investors maximum total return over a stated investment time period while increasingly emphasizing capital preservation as each Fund approaches its target time horizon as described in the prospectus. The Funds invest primarily in equity and fixed income securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of Bank-America Corporation, serves as the

                                   Continued

--------------------------------------------------------------------------------

December 31, 1997
--------------------------------------------------------------------------------

Funds' Manager, providing investment advisory and administrative services. The BISYS Fund Services Ohio, Inc. ("BISYS"), served as the Funds' sub-administrator and fund accountant through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS served as the distributor of the Funds' shares through September 15, 1997. BISYS also served as transfer agent and dividend disbursing agent of the Funds through October 24, 1997.

CHANGE IN SUB-ADMINISTRATOR

    Effective September 15, 1997, Bank of America entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Management Agreement, Bank of America has entered into a Sub-Administration Agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

CHANGE IN DISTRIBUTOR

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the funds.

CHANGE IN TRANSFER AGENT

    Effective October 24, 1997, PFPC serves as the Funds' transfer agent and dividend disbursing agent.

                                   Continued

--------------------------------------------------------------------------------

December 31, 1997
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Funds value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the last current bid quotation if market quotations are available. The Funds may also use an independent pricing service, approved by the Board of Trustees, to value certain securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to the fund while general Company expenses are allocated pro-rata among the Company's respective portfolios.

                                   Continued

--------------------------------------------------------------------------------

December 31, 1997
--------------------------------------------------------------------------------

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight line basis over five years. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of said shares being redeemed bears to the number that are outstanding at the time of the redemption.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared and paid as a dividend annually to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                                   Continued

--------------------------------------------------------------------------------

December 31, 1997
--------------------------------------------------------------------------------

    As of June 30, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                        ACCUMULATED      ACCUMULATED
                       UNDISTRIBUTED     NET REALIZED
                       NET INVESTMENT   GAIN/(LOSS) ON
                       INCOME/(LOSS)     INVESTMENTS
                       --------------   --------------
Portfolio 1..........      $ 303            $(303)
Portfolio 2..........        208             (208)
Portfolio 3..........       (676)             676

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

FUTURES:

    The Funds may enter into futures contracts. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract at the end of each day's trading. Such unrealized gains and losses are included in the caption "Net unrealized appreciation on investment transactions and futures contracts" in the Statement of Assets and Liabilities. The Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, such as receipts or payments, are known as "variation margin" and are included as a payable or receivable in the Statement of Assets and Liabilities. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract. Such gains or losses are included in the caption "Accumulated net realized gain on investment transactions and futures contracts" in the Statement of Assets and Liabilities.

    The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Funds' activities in futures con-
                                   Continued

--------------------------------------------------------------------------------

December 31, 1997
--------------------------------------------------------------------------------

tracts are conducted through regulated exchanges which minimize counterparty credit risks.

REPURCHASE AGREEMENTS:

    The Funds may acquire repurchase agreements from financial institutions, such as banks and broker dealers, which Bank of America deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price.

    The Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Bank of America serves as the Funds' Manager, providing investment advisory and administrative services. Under the terms of the Management Agreement with the Company, Bank of America is entitled to receive fees from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.60% of the Funds' average daily net assets.

    Pursuant to the authority granted in its Management Agreement, Bank of America entered into a Sub-Administration Agreement with PFPC beginning September 15, 1997, under which PFPC will perform certain services of the Management Agreement. Prior to September 15, 1997 BISYS served as the sub-administrator of the Funds'.

    Effective September 15, 1997, PFPC serves as fund accountant and transfer and dividend disbursing agent of the Funds. Fund accounting fees are computed based upon the greater of $2,500 monthly or the following annual fee schedule:
0.03% of average net assets up to $250 million; 0.025% of average net assets between $250 million and $500 million; and 0.02% of average net assets greater than $500 million. Prior to September 15, 1997

                                   Continued

--------------------------------------------------------------------------------

December 31, 1997
--------------------------------------------------------------------------------

BISYS served as fund accountant and transfer and dividend disbursing agent.

    In its capacity as transfer agent and dividend disbursing agent, PFPC earned $13,110, $17,043, and $19,665 from Portfolio 1, Portfolio 2 and Portfolio 3, respectively, for the period October 24, 1997 through December 31, 1997. BISYS earned $21,671, $27,996 and $32,074 from Portfolio 1, Portfolio 2 and Portfolio 3, respectively, for the period July 1, 1997 through October 24, 1997, in its capacity as transfer agent and dividend disbursing agent.

    The Company has adopted a Shareholder Service Plan for A Shares, B Shares, and K Shares, under which the Funds reimburse the Distributor and Service Organizations, as defined in the prospectus, for shareholder servicing fees incurred by each respective Class. Under the Shareholder Service Plan, payments by the Funds for shareholder servicing expenses may not exceed an annual rate of 0.25% of the Funds' average daily net assets. For the period ended December 31, 1997, the Funds were advised that the Distributor (Concord Financial Group, Inc.) retained $1,176, $999 and $332, pursuant to the Shareholder Services Plan for Portfolio 1, Portfolio 2, and Portfolio 3, respectively. For the same period, Bank of America and its affiliates earned the following amounts pursuant to the Shareholder Services Plan:

                       BANK OF AMERICA
        FUND           AND AFFILIATES
        ----           ---------------
Portfolio 1..........      $47,195
Portfolio 2..........       56,083
Portfolio 3..........       62,792

    The Company has also adopted a Distribution Service Plan pursuant to Rule 12b-1 under the Act, under which the B Shares of each Fund compensate the Distributor for services rendered and costs incurred in connection with distribution of the B Shares. Under the Distribution Service Plan, payments by the B Shares of a Fund for distribution expenses incurred may not exceed the annual rate of 0.75% of the average daily net assets of the Fund attributable to the B Shares. For the period ended December 31, 1997, the Funds were advised that the Distributor (Concord Financial Group, Inc.) retained $68 and $8 for Portfolio 1 and Portfolio 2, respectively. For the same period, the Funds were advised that Bank of America and its affiliates earned the

                                   Continued

--------------------------------------------------------------------------------

December 31, 1997
--------------------------------------------------------------------------------

following amounts pursuant to the Distribution Service Plan:

                       BANK OF AMERICA
        FUND           AND AFFILIATES
        ----           ---------------
Portfolio 1..........     $119,030
Portfolio 2..........      131,255
Portfolio 3..........      145,712

    The Company has adopted two forms of plans for K Shares pursuant to Rule 12b-1 under the Act: an Administrative Services Plan under which the K Shares of the Funds may reimburse the Distributor for administrative expenses incurred in connection with sales of shares to investors subject to ERISA; and a Distribution and Administrative Services Plan under which the K Shares of the Funds may compensate the Distributor for distribution and administrative services rendered and costs incurred in connection with distribution of the K Shares. The total of all 12b-1 distribution fees and administrative services fees paid under both the Administrative Services Plan and the Distribution and Administrative Services Plan may not exceed, in the aggregate, the annual rate of 0.75% of the average daily net assets of a Funds' K Shares.

    For the period ended December 31, 1997, Portfolio 1, Portfolio 2 and Portfolio 3 incurred legal charges totaling $14,317, $15,928 and $16,849, respectively, which were earned by a law firm, a partner of which serves as Assistant Secretary of the Company.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in those capacities.

    Bank of America and/or the Distributor have agreed to voluntarily waive their fees and/or reimburse operating expenses to ensure that the total operating expenses for each Fund do not exceed 1.20%, 1.95%, and 1.70% (annualized) of the average net assets of each Fund's Class A, Class B, and Class K Shares, respectively. Bank of America retains the right to terminate this arrangement at any time.

                                   Continued

--------------------------------------------------------------------------------

December 31, 1997
--------------------------------------------------------------------------------

    Information regarding related party transactions is as follows for the period ended December 31, 1997:

                                             PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                             -----------   -----------   -----------
MANAGEMENT FEES:
Annual fee before waivers (Percentage of
  average net assets)......................       .60%          .60%          .60%
Waivers....................................    $64,933       $76,613       $94,999
12B-1 FEES:
  (Percentage of average net assets)
    (Class B)..............................       .75%          .75%          .75%
  (Percentage of average net assets)
    (Class K)..............................       .50%          .50%          .50%
SHAREHOLDER SERVICES FEES:
  (Percentage of average net assets).......       .25%          .25%          .25%
FUND ACCOUNTING FEES:......................    $15,109       $15,109       $15,109
TRANSFER AGENT FEES:.......................    $34,781       $45,039       $51,739

NOTE 4 -- SECURITIES TRANSACTIONS

    For the period ended December 31, 1997, the cost of purchases and the proceeds from sales of Portfolio 1, Portfolio 2, and Portfolio 3 Fund's securities (excluding short-term investments) amounted to:

                        PURCHASES       SALES
                       -----------   -----------
Portfolio 1..........  $13,337,055   $12,408,618
Portfolio 2..........   13,659,336    14,103,916
Portfolio 3..........   14,766,032    14,245,694

\

TIME HORIZON -- PORTFOLIO 1
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED        FOR THE          FOR THE
                                             DECEMBER 31,      YEAR ENDED       PERIOD ENDED
                                           1997 (UNAUDITED)   JUNE 30, 1997   JUNE 30, 1996(a)
                                           ----------------   -------------   ----------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................      $ 11.67           $ 10.65          $ 10.04(d)
                                               -------           -------          -------
Income from Investment Operations:
  Net investment income..................         0.22             .0.38             0.22
  Net realized and unrealized gains on
    investments transactions.............         0.50              0.99             0.45
                                               -------           -------          -------
Total income from investment
  operations.............................         0.72              1.37             0.67
                                               -------           -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................        (0.39)            (0.31)           (0.06)
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................        (0.35)            (0.04)              --
                                               -------           -------          -------
Total Dividends and Distributions........        (0.74)            (0.35)           (0.06)
                                               -------           -------          -------
Net change in net asset value per
  share..................................        (0.02)             1.02             0.61
                                               -------           -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................      $ 11.65           $ 11.67          $ 10.65
                                               =======           =======          =======
Total Return.............................         6.22%(b)         13.13%            6.68%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)........      $ 9,365           $ 8,384          $ 7,172
  Ratio of expenses to average net
    assets...............................         1.20%(c)          0.99%            0.49%(c)
  Ratio of net investment income to
    average net assets...................         3.20%(c)          3.62%            3.96%(c)
  Ratio of expenses to average net
    assets*..............................         1.52%(c)          1.67%            2.95%(c)
  Ratio of net investment income to
    average net assets*..................         2.88%(c)          2.94%            1.50%(c)
  Portfolio turnover rate**..............           32%               73%              72%
  Average commission rate paid(e)........      $0.0506           $0.0521          $0.0652

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

TIME HORIZON -- PORTFOLIO 1
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED        FOR THE          FOR THE
                                             DECEMBER 31,      YEAR ENDED       PERIOD ENDED
                                           1997 (UNAUDITED)   JUNE 30, 1997   JUNE 30, 1996(a)
                                           ----------------   -------------   ----------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................      $ 11.60           $ 10.60          $ 10.04(d)
                                               -------           -------          -------
Income from Investment Operations:
  Net investment income..................         0.14              0.26             0.18
  Net realized and unrealized gains on
    investments transactions.............         0.45              1.03             0.43
                                               -------           -------          -------
Total income from investment
  operations.............................         0.59              1.29             0.61
                                               -------           -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................        (0.31)            (0.25)           (0.05)
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................        (0.35)            (0.04)              --
                                               -------           -------          -------
Total Dividends and Distributions........        (0.66)            (0.29)           (0.05)
                                               -------           -------          -------
Net change in net asset value per
  share..................................        (0.07)             1.00             0.56
                                               -------           -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................      $ 11.53           $ 11.60          $ 10.60
                                               =======           =======          =======
Total Return (excludes sales charge).....         5.12%(b)         12.36%            6.09%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)........      $30,935           $31,609          $18,681
  Ratio of expenses to average net
    assets...............................         1.95%(c)          1.77%            1.29%(c)
  Ratio of net investment income to
    average net assets...................         2.45%(c)          2.85%            3.16%(c)
  Ratio of expenses to average net
    assets*..............................         2.27%(c)          2.43%            3.65%(c)
  Ratio of net investment income to
    average net assets*..................         2.13%(c)          2.19%            0.80%(c)
  Portfolio turnover rate**..............           32%               73%              72%
  Average commission rate paid(e)........      $0.0506           $0.0521          $0.0652

---------------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

TIME HORIZON -- PORTFOLIO 1
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                         FOR THE SIX
                                                         MONTHS ENDED         FOR THE
                                                         DECEMBER 31,       PERIOD ENDED
                                                       1997 (UNAUDITED)   JUNE 30, 1997(a)
                                                       ----------------   ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......      $ 11.61            $ 10.41
                                                           -------            -------
Income from Investment Operations:
  Net investment income..............................         0.07               0.36
  Net realized and unrealized gains on investments
    transactions.....................................         0.60               1.16
                                                           -------            -------
Total income from investment operations..............         0.67               1.52
                                                           -------            -------
Less Dividends and Distributions:
  Dividends to shareholders from net investment
    income...........................................        (0.38)             (0.28)
  Distributions to shareholders from net realized
    gains on investment transactions.................        (0.35)             (0.04)
                                                           -------            -------
Total Dividends and Distributions....................        (0.73)             (0.32)
                                                           -------            -------
Net change in net asset value per share..............        (0.06)              1.20
                                                           -------            -------
NET ASSET VALUE PER SHARE, END OF PERIOD.............      $ 11.55            $ 11.61
                                                           =======            =======
Total Return.........................................         5.83%(b)          14.78%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)....................      $    43            $    16
  Ratio of expenses to average net assets............         1.70%(c)           1.60%(c)
  Ratio of net investment income to average net
    assets...........................................         1.74%(c)           2.98%(c)
  Ratio of expenses to average net assets*...........         2.03%(c)           2.19%(c)
  Ratio of net investment income to average
    net assets*......................................         1.41%(c)           2.39%(c)
  Portfolio turnover rate**..........................           32%                73%
  Average commission rate paid(d)....................      $0.0506            $0.0521

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from July 22, 1996 (inception date) to June 30, 1997.

(b) Not annualized.

(c) Annualized.

(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

TIME HORIZON -- PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED        FOR THE          FOR THE
                                             DECEMBER 31,      YEAR ENDED       PERIOD ENDED
                                           1997 (UNAUDITED)   JUNE 30, 1997   JUNE 30, 1996(a)
                                           ----------------   -------------   ----------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................      $ 12.15           $ 10.73          $ 10.04(d)
                                               -------           -------          -------
Income from Investment Operations:
  Net investment income..................         0.20              0.31             0.21
  Net realized and unrealized gains on
    investments transactions.............         0.60              1.39             0.54
                                               -------           -------          -------
Total income from investment
  operations.............................         0.80              1.70             0.75
                                               -------           -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................        (0.32)            (0.28)           (0.06)
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................        (0.37)               --               --
                                               -------           -------          -------
Total Dividends and Distributions........        (0.69)            (0.28)           (0.06)
                                               -------           -------          -------
Net change in net asset value per
  share..................................         0.11              1.42             0.69
                                               -------           -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................      $ 12.26           $ 12.15          $ 10.73
                                               =======           =======          =======
Total Return.............................         6.60%(b)         16.05%            7.48%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)........      $12,021           $10,899          $ 7,389
  Ratio of expenses to average net
    assets...............................         1.20%(c)          0.99%            0.50%(c)
  Ratio of net investment income to
    average net assets...................         2.55%(c)          3.14%            3.72%(c)
  Ratio of expenses to average net
    assets*..............................         1.53%(c)          1.63%            3.12%(c)
  Ratio of net investment income to
    average net assets*..................         2.22%(c)          2.50%            1.10%(c)
  Portfolio turnover rate**..............           32%               78%              72%
  Average commission rate paid(e)........      $0.0545           $0.0519          $0.0592

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c)  Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

TIME HORIZON -- PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED        FOR THE          FOR THE
                                             DECEMBER 31,      YEAR ENDED       PERIOD ENDED
                                           1997 (UNAUDITED)   JUNE 30, 1997   JUNE 30, 1996(a)
                                           ----------------   -------------   ----------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................      $ 12.05           $ 10.68          $ 10.04(d)
                                               -------           -------          -------
Income from Investment Operations:
  Net investment income..................         0.09              0.22             0.15
  Net realized and unrealized gains on
    investments transactions.............         0.59              1.37             0.54
                                               -------           -------          -------
Total income from investment
  operations.............................         0.68              1.59             0.69
                                               -------           -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................        (0.24)            (0.22)           (0.05)
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................        (0.37)               --               --
                                               -------           -------          -------
Total Dividends and Distributions........        (0.61)            (0.22)           (0.05)
                                               -------           -------          -------
Net change in net asset value per
  share..................................         0.07              1.37             0.64
                                               -------           -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................      $ 12.12           $ 12.05          $ 10.68
                                               =======           =======          =======
Total Return.............................         5.64%(b)         15.04%            6.88%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)........      $35,017           $33,965          $18,350
  Ratio of expenses to average net
    assets...............................         1.95%(c)          1.77%            1.32%(c)
  Ratio of net investment income to
    average net assets...................         1.80%(c)          2.37%            2.92%(c)
  Ratio of expenses to average net
    assets*..............................         2.27%(c)          2.39%            3.87%(c)
  Ratio of net investment income to
    average net assets*..................         1.48%(c)          1.75%            0.37%(c)
  Portfolio turnover rate**..............           32%               78%              72%
  Average commission rate paid(e)........      $0.0545           $0.0519          $0.0592

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c)  Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

TIME HORIZON -- PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                         FOR THE SIX
                                                         MONTHS ENDED         FOR THE
                                                         DECEMBER 31,       PERIOD ENDED
                                                       1997 (UNAUDITED)   JUNE 30, 1997(a)
                                                       ----------------   ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......      $ 12.03            $ 10.39
                                                           -------            -------
Income from Investment Operations:
  Net investment income..............................         0.12               0.29
  Net realized and unrealized gains on investments
    transactions.....................................         0.63               1.61
                                                           -------            -------
Total income from investment operations..............         0.75               1.90
                                                           -------            -------
Less Dividends and Distributions:
  Dividends to shareholders from net investment
    income...........................................        (0.30)             (0.26)
  Distributions to shareholders from net realized
    gains on investment transactions.................        (0.37)                --
                                                           -------            -------
Total Dividends and Distributions....................        (0.67)             (0.26)
                                                           -------            -------
Net change in net asset value per share..............         0.08               1.64
                                                           -------            -------
NET ASSET VALUE PER SHARE, END OF PERIOD.............      $ 12.11            $ 12.03
                                                           =======            =======
Total Return.........................................         6.25%(b)          18.49%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)....................      $   225            $   100
  Ratio of expenses to average net assets............         1.70%(c)           1.59%(c)
  Ratio of net investment income to average net
    assets...........................................         2.05%(c)           2.50%(c)
  Ratio of expenses to average net assets*...........         2.03%(c)           2.20%(c)
  Ratio of net investment income to average net
    assets*..........................................         1.72%(c)           1.89%(c)
  Portfolio turnover rate**..........................           32%                78%
  Average commission rate paid(d)....................      $0.0545            $0.0519

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from July 22, 1996 (inception date) to June 30, 1997.

(b) Not annualized.

(c) Annualized.

(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

TIME HORIZON -- PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED        FOR THE          FOR THE
                                             DECEMBER 31,      YEAR ENDED       PERIOD ENDED
                                           1997 (UNAUDITED)   JUNE 30, 1997   JUNE 30, 1996(a)
                                           ----------------   -------------   ----------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................      $ 12.95           $ 10.94          $ 10.04(d)
                                               -------           -------          -------
Income from Investment Operations:
  Net investment income..................         0.16              0.23             0.18
  Net realized and unrealized gains on
    investments transactions.............         0.87              2.00             0.77
                                               -------           -------          -------
Total income from investment
  operations.............................         1.03              2.23             0.95
                                               -------           -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................        (0.23)            (0.22)           (0.05)
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................        (0.55)               --               --
                                               -------           -------          -------
Total Dividends and Distributions........        (0.78)            (0.22)           (0.05)
                                               -------           -------          -------
Net change in net asset value per
  share..................................         0.25              2.01             0.90
                                               -------           -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................      $ 13.20           $ 12.95          $ 10.94
                                               =======           =======          =======
Total Return.............................         8.01%(b)         20.62%            9.46%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)........      $12,861           $10,483          $ 6,033
  Ratio of expenses to average net
    assets...............................         1.20%(c)          0.99%            0.51%(c)
  Ratio of net investment income to
    average net assets...................         1.70%(c)          2.38%            3.29%(c)
  Ratio of expenses to average net
    assets*..............................         1.57%(c)          1.66%            3.32%(c)
  Ratio of net investment income to
    average net assets*..................         1.33%(c)          1.71%            0.48%(c)
  Portfolio turnover rate**..............           30%               84%              66%
  Average commission rate paid(e)........      $0.0568           $0.0484          $0.0584

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c)  Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

TIME HORIZON -- PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED        FOR THE          FOR THE
                                             DECEMBER 31,      YEAR ENDED       PERIOD ENDED
                                           1997 (UNAUDITED)   JUNE 30, 1997   June 30, 1996(a)
                                           ----------------   -------------   ----------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................      $ 12.86           $ 10.90          $ 10.04(d)
                                               -------           -------          -------
Income from Investment Operations:
  Net investment income..................         0.04              0.14             0.12
  Net realized and unrealized gains on
    investments transactions.............         0.85              1.98             0.78
                                               -------           -------          -------
Total income from investment
  operations.............................         0.89              2.12             0.90
                                               -------           -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................        (0.15)            (0.16)           (0.04)
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................        (0.55)               --               --
                                               -------           -------          -------
Total Dividends and Distributions........        (0.70)            (0.16)           (0.04)
                                               -------           -------          -------
Net change in net asset value per
  share..................................         0.19              1.96             0.86
                                               -------           -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................      $ 13.05           $ 12.86          $ 10.90
                                               =======           =======          =======
Total Return.............................         6.95%(b)         19.66%            8.98%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)........      $39,183           $37,787          $16,441
  Ratio of expenses to average net
    assets...............................         1.95%(c)          1.76%            1.34%(c)
  Ratio of net investment income to
    average net assets...................         0.95%(c)          1.59%            2.47%(c)
  Ratio of expenses to average net
    assets*..............................         2.32%(c)          2.40%            4.08%(c)
  Ratio of net investment income to
    average net assets*..................         0.58%(c)          0.95%           (0.27%)(c)
  Portfolio turnover rate**..............           30%               84%              66%
  Average commission rate paid(e)........      $0.0568           $0.0484          $0.0584

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a) Period from September 5, 1995 (inception date) to June 30, 1996.
(b) Not annualized.
(c) Annualized.
(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

TIME HORIZON -- PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                         FOR THE SIX
                                                         MONTHS ENDED
                                                         DECEMBER 31,      FOR THE PERIOD
                                                       1997 (UNAUDITED)   June 30, 1997(a)
                                                       ----------------   ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......      $ 12.89            $ 10.48
                                                           -------            -------
Income from Investment Operations:
  Net investment income (loss).......................        (0.05)              0.25
  Net realized and unrealized gains on investments
    transactions.....................................         1.03               2.34
                                                           -------            -------
Total income from investment operations..............         0.98               2.59
                                                           -------            -------
Less Dividends and Distributions:
  Dividends to shareholders from net investment
    income...........................................        (0.22)             (0.18)
  Distributions to shareholders from net realized
    gains on investment transactions.................        (0.55)                --
                                                           -------            -------
Total Dividends and Distributions....................        (0.77)             (0.18)
                                                           -------            -------
Net change in net asset value per share..............         0.21               2.41
                                                           -------            -------
NET ASSET VALUE PER SHARE, END OF PERIOD.............      $ 13.10            $ 12.89
                                                           =======            =======
Total Return.........................................         7.70%(b)          24.94%(b)
Ratios/Supplemental Data:
  Net assets at end of year (000)....................      $   414            $    94
  Ratio of expenses to average net assets............         1.70%(c)           1.59%(c)
  Ratio of net investment income to average net
    assets...........................................         0.54%(c)           1.53%(c)
  Ratio of expenses to average net assets*...........         2.06%(c)           2.11%(c)
  Ratio of net investment income to average net
    assets*..........................................         0.18%(c)           1.01%(c)
  Portfolio turnover rate**..........................           30%                84%
  Average commission rate paid(d)....................      $0.0568            $0.0484

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

Time Horizon Funds
103 Bellevue Parkway
Wilmington, DE 19809

TMH-0071